Filed with the Securities and Exchange Commission on April 28, 2000

                                      1933 Act Registration File No.   333-78275
                                                     1940 Act File No. 811-09303

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

Pre-Effective Amendment No.                                                  |_|


Post-Effective Amendment No.                                                 |_|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

Amendment No.                                                                |_|

                        (Check appropriate box or boxes.)

                           KINETICS MUTUAL FUNDS, INC.
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                               1311 Mamaroneck Ave
                          White Plains, New York 10605
              (Address and Zip Code of Principal Executive Offices)

                                 (800) 930-3828
               Registrant's Telephone Number, including Area Code

                                 Lee Schultheis
                               1311 Mamaroneck Ave
                          White Plains, New York 10605
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:
                                 ---------------
                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                            New York, New York 10022

   INTERESTS OFFERED PURSUANT TO THIS REGISTRATION STATEMENT ARE ISSUED SOLELY TO ELIGIBLE INVESTORS IN PRIVATE PLACEMENT TRANSACTIONS AND DO NOT INVOLVE ANY
      "PUBLIC OFFERING" WITHIN THE MEANING OF SECTION 4(2) OF THE 1933 ACT.

                  Approximate Date of Proposed Public Offering

                                    INTERESTS
                                    ---------
                     (Title of Securities Being Registered)


It is proposed that this filing will become effective

         immediately upon filing pursuant to paragraph (b)
------

         on                        pursuant to paragraph (b)
-------     ----------------------

         60 days after filing pursuant to paragraph (a)(1)
------

         on ___________ pursuant to paragraph (a)(1)
-------

         75 days after filing pursuant to paragraph (a)(2)
-------

         on                         pursuant to paragraph (a)(2) of Rule 485.
-------     -----------------------



                             THE INTERNET PORTFOLIO

                      THE INTERNET INFRASTRUCTURE PORTFOLIO

                     THE INTERNET EMERGING GROWTH PORTFOLIO

                      THE INTERNET GLOBAL GROWTH PORTFOLIO

                       THE INTERNET NEW PARADIGM PORTFOLIO

                   EACH A SERIES OF KINETICS PORTFOLIOS TRUST

                            A DELAWARE BUSINESS TRUST

                                     [LOGO]

                                   PROSPECTUS

                              April 28, 2000

                                EXPLANATORY NOTE

This Prospectus is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), because such interests are issued solely to eligible investors in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in any of the portfolio series of the Trust described hereunder may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts, and certain qualified pension and retirement plans. No part of this Prospectus or of the Trust's Registration Statement constitutes an offer to sell, or the solicitation of an offer to buy any beneficial interests of any of the portfolio series described hereunder or any other portfolio series of the Trust.

Responses to Items 1, 2, 3, 5 and 9 of Part A and Items 23(e) and (i)-(k) of Part C have been omitted pursuant to paragraph B.2.(b) of the General Instructions to Form N-1A.

                               Investment Adviser

                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment -- $1,000

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR

           DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF
    THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             THE INTERNET PORTFOLIO

                      THE INTERNET INFRASTRUCTURE PORTFOLIO

                     THE INTERNET EMERGING GROWTH PORTFOLIO

                      THE INTERNET GLOBAL GROWTH PORTFOLIO

                       THE INTERNET NEW PARADIGM PORTFOLIO

                   EACH A SERIES OF KINETICS PORTFOLIOS TRUST

                                   PROSPECTUS

                              April 28, 2000

THE INTERNET PORTFOLIO (the "Internet Portfolio") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the Internet and Internet-related activities.

THE INTERNET INFRASTRUCTURE PORTFOLIO (the "Infrastructure Portfolio") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

THE INTERNET EMERGING GROWTH PORTFOLIO (the "Emerging Portfolio") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities.

THE INTERNET GLOBAL GROWTH PORTFOLIO (the "Global Portfolio") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the Internet and Internet-related activities.

THE INTERNET NEW PARADIGM FUND (the "New Paradigm Portfolio") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies that the investment adviser believes will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues as a result of increased involvement in or growth of the Internet.

               This Prospectus gives vital information about each
             Portfolio. For your own benefit and protection, please
               read it before you invest, and keep it on hand for
                                future reference.

PART A: INFORMATION REQUIRED IN A PROSPECTUS

I. REQUIRED DISCLOSURE ITEMS

ITEM 4.: INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED
RISKS

                     INVESTMENT OBJECTIVE AND STRATEGIES OF
--------------------------------------------------------------------------------

                             THE INTERNET PORTFOLIO

(A)  INVESTMENT OBJECTIVE

The investment objective of the Internet Portfolio is long-term growth of capital.

(B) IMPLEMENTATION OF INVESTMENT OBJECTIVE

To achieve the Internet Portfolio's investment objective, under normal circumstances, at least 65% of the Internet Portfolio's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies that are engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Internet Portfolio's investment criteria. Such companies include, but are not limited to, the following:

o INTERNET SERVICE PROVIDERS: Companies that provide users with access to the Internet.

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-COMMERCE: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o CONTENT DEVELOPERS: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio may not achieve its investment objective.

                       INVESTMENT OBJECTIVE AND STRATEGIES
                         OF THE INFRASTRUCTURE PORTFOLIO
--------------------------------------------------------------------------------

(A) INVESTMENT OBJECTIVE

The investment objective of the Infrastructure Portfolio is long-term growth of capital.

(B)  IMPLEMENTATION OF INVESTMENT OBJECTIVE

To achieve the Infrastructure Portfolio's investment objective, under normal circumstances, at least 65% of the Infrastructure Portfolio's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of domestic and foreign companies that are engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet. The Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from companies that provide hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Infrastructure Portfolio's investment criteria. Such companies include, but are not limited to the following:

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet services.

o TELECOMMUNICATIONS COMPANIES: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and band-width technologies of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and both the current percentage and growth in percentage of resources that it spends in the Internet infrastructure marketplace. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Infrastructure Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Infrastructure Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Infrastructure Portfolio engages in a temporary, defensive strategy, the Infrastructure Portfolio may not achieve its investment objective.

                       INVESTMENT OBJECTIVE AND STRATEGIES
                            OF THE EMERGING PORTFOLIO
--------------------------------------------------------------------------------

(A) INVESTMENT OBJECTIVE

The investment objective of the Emerging Portfolio is long-term growth of capital.

(B)  IMPLEMENTATION OF INVESTMENT OBJECTIVE

To achieve the Emerging Portfolio's investment objective, under normal circumstances, at least 65% of the Emerging Portfolio's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of small and medium capitalization emerging companies that are engaged in the Internet and Internet-related activities. The Emerging Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from emerging, small and medium-sized companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Emerging Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o INTERNET SERVICE PROVIDERS: Companies that provide users with access to the Internet.

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-COMMERCE: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o CONTENT DEVELOPERS: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Emerging Portfolio may invest up to 100% of its assets in high quality domestic short-term debt securities and money market instruments. The Emerging Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Emerging Portfolio engages in a temporary, defensive strategy, the Emerging Portfolio may not achieve its investment objective.

                       INVESTMENT OBJECTIVE AND STRATEGIES
                             OF THE GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

(A) INVESTMENT OBJECTIVE

The investment objective of the Global Portfolio is long-term growth of capital.

(B)  IMPLEMENTATION OF INVESTMENT OBJECTIVE

To achieve the Global Portfolio's investment objective, under normal circumstances, at least 65% of the Global Portfolio's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of companies in at least three different countries that are engaged in the Internet and Internet-related activities. The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from domestic and international companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Global Portfolio's investment criteria. Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o INTERNET SERVICE PROVIDERS: Companies that provide users with access to the Internet.

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-COMMERCE: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o CONTENT DEVELOPERS: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Global Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Global Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Global Portfolio engages in a temporary, defensive strategy, the Global Portfolio may not achieve its investment objective.

                       INVESTMENT OBJECTIVE AND STRATEGIES
                          OF THE NEW PARADIGM PORTFOLIO
--------------------------------------------------------------------------------

(A)  INVESTMENT OBJECTIVE

The investment objective of the New Paradigm Portfolio is long-term growth of capital.

(B)  IMPLEMENTATION OF INVESTMENT OBJECTIVE

To achieve the New Paradigm Portfolio's investment objective, under normal circumstances, at least 65% of the New Paradigm Portfolio's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of domestic and foreign companies with business models that stand to benefit from the utilization and growth of the Internet. The New Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries where the growth of the Internet will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, these companies meet the New Paradigm Portfolio's investment criteria. Accordingly, the New Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o RETAILERS: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o MEDIA COMPANIES: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o FINANCIAL SERVICE COMPANIES: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

The investment adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the New Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The New Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the New Paradigm Portfolio engages in a temporary, defensive strategy, the New Paradigm Portfolio may not achieve its investment objective.

                          MAIN RISKS OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL PORTFOLIOS

All mutual funds carry risk which may cause you to lose money on your investment in one or more of the Portfolios. The following describes the primary risks of investing in each Portfolio due to each Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Portfolio can give any assurance that its investment objective will be achieved. In addition, you should be aware that, with the exception of the Internet Portfolio, none of the Portfolios have any operating history.

MARKET RISK

The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Portfolios invest may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

INTERNET INDUSTRY SPECIFIC RISKS

The value of each Portfolio's shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio's shares and your investment.

OTHER SECURITIES A PORTFOLIO MIGHT PURCHASE

Under normal market conditions, each Portfolio will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, a Portfolio may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING

Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

NON-DIVERSIFICATION

Each Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of each Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Portfolio's total assets. As a result of their non-diversified status, a Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MEDIUM-SIZE COMPANIES

Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment will be more susceptible to significant losses.

FOREIGN SECURITIES

Investing in foreign securities can carry higher returns than those generally associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

OPTIONS TRANSACTIONS

Each Portfolio may write and sell options on securities in which such Portfolio invests for hedging purposes and/or direct investment. The successful use of options by a Portfolio is largely dependent on the ability of the Adviser to correctly forecast interest rate and market movements. For example, if a Portfolio were to write a call option based on the investment adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Portfolio were to write a put option based on the investment adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When a Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Portfolio will lose part or all of its investment in the option. This contrasts with an investment by a Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on each Portfolio's ability to terminate option positions at times when the investment adviser deems it desirable to do so. There is no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

PORTFOLIO BORROWING

Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment.

                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

Each Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The management and affairs of each Portfolio is supervised by the Board of Trustees whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities in the investment portfolio of each Portfolio. The investment adviser receives an annual fee from each Portfolio for its services of 1.25% of each Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon Asset Management.

Peter B. Doyle is the Chairman of the Board of Trustees of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis is has more than 20 years of experience in the mutual fund and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is the Chief Investment Strategist for all of the Portfolios. Mr. Doyle also serves as the Portfolio Manager for the New Paradigm Portfolio and is a Co-Portfolio Manager of the Internet Portfolio. He is primarily responsible for the day-to-day management of each of these Portfolios' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Mr. Doyle also co-founded and has been a Managing Director of Horizon Asset Management since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Bachelor of Science in Economics from St. John's University and a Masters of Business Administration from Fordham University.

FRED A. FROEWISS is the Portfolio Manager of the Infrastructure Portfolio.
Mr. Froewiss also serves as a Co-Portfolio Manager of the New Paradigm Portfolio. Prior to joining Kinetics in 1999, Mr. Froewiss was the Vice President of Investments at Janney Montgomery Scott, LLC from 1992 to 1999. Earlier, Mr. Froewiss spent 10 years as a Portfolio Manager in the Private Banking Division of Citibank. He started his career at IBM Corp. in the controller's office. Mr. Froewiss holds a Bachelor of Science in Accounting and a Masters of Business Administration from Pace University.

TINA LARSSON is the Portfolio Manager for the Global Portfolio. Ms. Larsson also serves as a Co-Portfolio Manager of the Internet Portfolio and the Emerging Portfolio. From 1996 to 1999, Ms. Larsson was an Analyst at Horizon Asset Management for the Spin-Off Report, a research service that focuses on spin-offs, developing institutional market research. Ms. Larsson joined the Adviser in 1999 as an Analyst for the Internet Fund and became Portfolio Manager of the Global Portfolio when the Global Portfolio commenced investment operations in December of 1999. Ms. Larsson holds a Bachelors of Science in Finance and a Masters of Business Administration from Pace University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of and Executive Adviser to the Internet Portfolio. Mr. Tuen also serves as Portfolio Manager of the Emerging Portfolio and Co-Portfolio Mangager of the Infrastructure Portfolio. Mr. Tuen's primary duties include research and analysis of equity securities for investment by each of these Portfolios. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company where he became Portfolio Manager of the Private Banking Group. Mr. Tuen holds a Bachelor of Science in Business Administration from the City University of New York and is a Chartered Financial Analyst.

MURRAY STAHL is the Co-Portfolio Mangager of the New Paradigm Portfolio.
Mr. Stahl is Chairman and a co-founder of Horizon Asset Management. Previously, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets. As the senior fund manager, he directed the investments of three of the banks Common Trust Funds, the Special Opportunity, Utility, and Tangible Assets Funds. Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation guidelines for the Private Bank, and was deeply involved in new product development. Mr. Shahl holds a Bachelors of Arts in Economics and a Masters of Business Administration from Pace University.

STEVEN M. BREGMAN, CFA is Co-Portfolio Manager of the Gobal Portfolio. Mr. Bregman, 41, also co-founded and is a President of Horizon Asset Management. From 1987 through late 1994, Mr. Bregman was an Investment Officer in Bankers Trust Company's Private Clients Group, where he managed in excess of $600 million of equity and fixed-income assets. Mr. Bregman was one of a five-mangager group responsible for managing the bank's largest individual relationships and for setting equity investment guidelines for the Private Bank. Mr. Bregman served as a member of the Special Situations Equity Strategy Group and served in a variety of new product development projects. Mr. Bregman received a Bachelor of Arts in Economics from City University of New York.

                          VALUATION OF PORTFOLIO SHARES
--------------------------------------------------------------------------------

Shares of each Portfolio are sold at its net asset value per share ("NAV"), which is determined by each Portfolio as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Portfolio's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Portfolio, including management, administration and shareholder servicing fees, which are accrued daily.

The portfolio securities of each Portfolio are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio's shares.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Portfolio, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board of Trustees.


                               PURCHASE OF SHARES
--------------------------------------------------------------------------------


Shares of beneficial interest in each Portfolio are sold without a sales load, at the NAV next determined after an order is received by a Portfolio. Shares in a Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in a Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by such Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

Each Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in a Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.


                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Portfolio are generally paid in additional shares of the Portfolio in which shareholders are already invested, with no sales charge, based on the Portfolio's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends and capital gain distributions in additional Portfolio shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

Each Portfolio intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Portfolio will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Portfolio and your election will be converted to the purchase of additional shares.

TAXES

None of the Portfolios is required to pay federal income taxes on its ordinary income and capital gain because each Portfolio is treated as a partnership for federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to "pass through" to its shareholders, regardless of whether such interest, dividends or gains are distributed by the Portfolio or the Portfolio realizes losses. Under each Portfolio's operational method, it is not subject to any federal income tax. However, each shareholder in a Portfolio will be taxed on its proportionate share (as determined in accordance with the Trust's Declaration of Trust and the Internal Revenue Code, as amended) of the Portfolio's ordinary income and capital gain, to the extent that the shareholder is subject to tax on its income. The Trust will inform shareholders of each Portfolio of the amount and nature of such income or gain.

The foregoing discussion relates only to federal income tax law. Income from a Portfolio also may be subject to foreign, state and local taxes, and the treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, foreign, state and local taxation.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

You can exchange your shares in a Portfolio for shares of any other Portfolio offered by Kinetics Portfolios Trust at no charge. You should carefully read the prospectus of a portfolio before exchanging shares into that portfolio. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one portfolio and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other Kinetics Portfolios and about exercising your exchange privilege.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

PORTFOLIO ADMINISTRATOR

Kinetics also serves as Administrator to the Portfolios. Kinetics will be entitled to receive an annual administration fee equal to 0.10% of each Portfolio's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTANT

Firstar Bank, N.A. serves as Custodian for each Portfolio's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Portfolios. Firstar, the Portfolios' Sub-Administrator, also acts as each Portfolio's Transfer Agent, Dividend Disbursing Agent and Portfolio Accountant.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Legal matters in connection with the issuance of shares of beneficial interests of the Trust are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000.



                              THE MEDICAL PORTFOLIO

                      THE SMALL CAP OPPORTUNITIES PORTFOLIO

                        THE MIDDLE EAST GROWTH PORTFOLIO

                   EACH A SERIES OF KINETICS PORTFOLIOS TRUST

                            A DELAWARE BUSINESS TRUST

                                     [LOGO]

                                   PROSPECTUS

                              April 28, 2000

                                EXPLANATORY NOTE

This Prospectus is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), because such interests are issued solely to eligible investors in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in any of the portfolio series of the Trust described hereunder may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts, and certain qualified pension and retirement plans. No part of this Prospectus or of the Trust's Registration Statement constitutes an offer to sell, or the solicitation of an offer to buy any beneficial interests of any of the portfolio series described hereunder or any other portfolio series of the Trust.

          Responses to Items 1, 2, 3, 5 and 9 of Part A and Items 23(e)
               and (i)-(k) of Part C have been omitted pursuant to
                paragraph B.2.(b) of the General Instructions to
                                   Form N-1A.

                              THE MEDICAL PORTFOLIO

                      THE SMALL CAP OPPORTUNITIES PORTFOLIO

                        THE MIDDLE EAST GROWTH PORTFOLIO

                   EACH A SERIES OF KINETICS PORTFOLIOS TRUST

                                   PROSPECTUS

                              April 28, 2000

  THE MEDICAL PORTFOLIO (the "Medical Portfolio") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with an emphasis towards companies engaged in cancer research and drug development.

     THE SMALL CAP OPPORTUNITIES PORTFOLIO (the "Small Cap Portfolio") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or short-term earnings disappointments.

   THE MIDDLE EAST GROWTH PORTFOLIO (the "Middle East Portfolio) is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of foreign companies domiciled in the Middle East
         region of the globe and U.S. companies engaged in significant business activities in the Middle East.

               This Prospectus gives vital information about each
                 Portfolio. For your own benefit and protection,
              please read it before you invest, and keep it on hand
                              for future reference.

                               Investment Adviser

                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment -- $1,000

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
         DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
          PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.


                     INVESTMENT OBJECTIVE AND STRATEGIES OF
--------------------------------------------------------------------------------

                              THE MEDICAL PORTFOLIO


INVESTMENT OBJECTIVE

The investment objective of the Medical Portfolio is long-term growth of capital.


INVESTMENT STRATEGIES

To achieve the Medical Portfolio's investment objective, at least 65% of the Portfolio's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio's investment adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

The Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if in the investment adviser's opinion, the companies meet the Medical Portfolio's investment criteria. Such companies include, but are not limited to the following:

o PHARMACEUTICAL DEVELOPMENT COMPANIES: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

o SURGICAL AND MEDICAL INSTRUMENT MANUFACTURERS AND DEVELOPERS: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

o PHARMACEUTICAL MANUFACTURERS: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

o MEDICAL RESEARCH COMPANIES: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The investment adviser selects portfolio securities by evaluating a company's positioning and resources that it currently expends on research and development looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptances
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio may not achieve its investment objective.

                     INVESTMENT OBJECTIVE AND STRATEGIES OF
--------------------------------------------------------------------------------

                             THE SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Small Cap Portfolio is long-term growth of capital.


INVESTMENT STRATEGIES

To achieve the Small Cap Portfolio's investment objective, under normal circumstances, at least 65% of the Small Cap Portfolio's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign small capitalization companies. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio's investment adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have a market capitalization under $1 billion, have little or no institutional ownership, have had short-term earnings disappointments, have had a recent IPO but has not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Portfolio securities will be selected from companies that are engaged in a number of industries. These companies may be large, medium or small in size if in the investment adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria. Such companies include, but are not limited to the following:

o RETAILERS: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o MEDIA COMPANIES: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o FINANCIAL SERVICE COMPANIES: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

The investment adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality domestic short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term money market instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Small Cap Portfolio engages in this temporary, defensive strategy, the Small Cap Portfolio may not achieve its investment objective.

                     INVESTMENT OBJECTIVE AND STRATEGIES OF
--------------------------------------------------------------------------------

                            THE MIDDLE EAST PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Middle East Portfolio is long-term growth of capital.


INVESTMENT STRATEGIES

To achieve the Middle East Portfolio's objective, under normal circumstances, at least 65% of the Middle East Portfolio's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of foreign and U.S. companies that are engaged in business activities in the "Middle East". The Middle East Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Middle East Portfolio defines the "Middle East" to be that region ranging from Morocco on the North African coast, including Algeria, Tunisia, Libya, Egypt, Sudan and Chad, to the Persian Gulf region, including Israel , Lebanon, Jordan, Syria, Iraq, Iran, Saudi Arabia, Yemen, People's Republic of Yemen, Oman, United Arab Emirates, Qatar and Kuwait). Based on their gross domestic products and stock market capitalizations, it is expected that Israel and Egypt will represent the largest country investments in the Middle East Portfolio.

The Middle East Portfolio's investment adviser believes that the Middle East offers significant investment opportunities. The Middle East region is characterized by wide variations in wealth, physical resources, economic development and demographics, among other fundamental measures. Some of these nations, notably Israel, have attained world-class status in areas such as technological innovation. This great divergence is encompassed in a relatively small region and is coupled with varying degrees of progress in economic development, privatization, and financial market deregulation.

The Middle East's positioning in the technology and bio-technology sectors and the historical constraints on valuation due to geo-political turmoil, have created many attractive investment valuations. Historically, political risk has been manifested in local financial markets in the form of significant valuation discounts, particularly on an episodic short-term basis. Improved prospects for political stability in the region and the anticipation of progress in peace negotiations has historically resulted in significant appreciation in many of these markets. The recent advent of the Internet has provided many technology and bio-technology companies, with a strong track record for innovation, the ability to communicate electronically, access and share information and conduct business around the world.

Middle East Portfolio securities will be selected from foreign or U.S. companies that are organized under the laws of Middle East nations or which, at the time of investment are determined to hold a significant portion of their assets in or derive a significant proportion of their gross revenues from Middle East nations. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Middle East Portfolio's investment criteria. Accordingly, the Middle East Portfolio seeks to invest in securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to enhance the speed, integrity and storage of data, facilitate information distribution and gathering, provide secure electronic transactions, and operate other computer and telecommunications-based applications, for domestic and export markets.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems, for domestic and export markets.

o INTERNET COMPANIES: Companies that develop, produce and sell products and services via and in support of the Internet, especially in local markets.

o PHARMACEUTICAL AND BIO-TECHNOLOGY COMPANIES: Companies that develop and market drug and medical treatment products and technologies, especially for the export marketplace.

o LOCAL RETAIL FRANCHISE COMPANIES: Companies that benefit from regulatory, cultural or physical characteristics specific to the region, such as non-alcoholic brewers, air conditioning distributors and financial institutions.

o GROWTH IN POPULATION/WEALTH COMPANIES: Companies that benefit from local demographic trends in fields such as real estate, mortgage banking, telecommunications and food manufacturers/distributors.

The investment adviser selects portfolio securities by evaluating a company's positioning and the business model as well as its ability to grow and expand its.business The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Middle East Portfolio may invest up to 100% of its assets in high quality domestic short-term debt securities and money market instruments. The Middle East Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term money market instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Middle East Portfolio engages in this temporary, defensive strategy, the Middle East Portfolio may not achieve its investment objective.


                          MAIN RISKS OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS

All mutual funds carry risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in each Portfolio based on each Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Portfolios can give no assurance that their investment objectives will be achieved. In addition, you should be aware that no Portfolio has any operating history.

MEDICAL RESEARCH INDUSTRY SPECIFIC RISKS

Medical and pharmaceutical-related companies in which the Medical Portfolio invests are generally subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

INVESTMENT IN SMALL-AND MEDIUM-SIZED CAPITALIZATION COMPANIES

Each Portfolio will invest in companies with small and medium-sized market capitalizations. Accordingly, the Small Cap Portfolio may be subject to the additional risks associated with investment in companies with small capital structures (generally a market cap of $1 billion or less). Similarly, the Medical and Middle East Portfolios may be subject to the additional risks associated with investment in companies with small or medium-sized capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of companies with small or medium-sized capital structures tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If a Portfolio is heavily invested in these securities, the net asset value of that Portfolio will be more susceptible to sudden and significant losses if the value of these securities decline.

TECHNOLOGY & BIO-TECHNOLOGY INDUSTRY SPECIFIC RISKS

The Middle East Portfolio invests in companies that derive a significant portion of their revenues from technology and bio-technology-related activities that, in general, are subject to the rate of change in technology and competition, which is generally higher than that of other industries.

MARKET RISK

The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Portfolios is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

OTHER SECURITIES THE PORTFOLIOS MIGHT PURCHASE

Under normal market conditions, each Portfolio will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. With respect o the Middle East Portfolio, these may include securities that are traded on recognized Middle East stock exchanges, such as the Tel Aviv Stock Exchange or the Amman Financial Market, as well as securities that are traded outside of the Middle East, including those that trade in the U.S. or other international stock exchanges and in the U.S. over-the-counter market. If the investment adviser believes that market conditions warrant a temporary defensive posture, each Portfolio may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

OPTIONS TRANSACTIONS

Each Portfolio may write and sell options on securities in which such Portfolio invests for hedging purposes and/or direct investment. The successful use of options by a Portfolio is largely dependent on the ability of the Adviser to correctly forecast interest rate and market movements. For example, if a Portfolio were to write a call option based on the investment adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Portfolio were to write a put option based on the investment adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When a Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Portfolio will lose part or all of its investment in the option. This contrasts with an investment by a Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on each Portfolio's ability to terminate option positions at times when the investment adviser deems it desirable to do so. There is no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

SECURITIES LENDING

Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, a Portfolio would suffer a loss.

NON-DIVERSIFICATION

Each Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of each Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of each Portfolio's total assets. As a result of each Portfolio's non-diversified status, each Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

FOREIGN SECURITIES

Investing in foreign securities can carry higher returns than those generally associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

PORTFOLIO BORROWING

Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment.


                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Each Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The management and affairs of each Portfolio is supervised by the Board of Trustees whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities in the investment portfolio of each Portfolio. The investment adviser receives an annual fee from each Portfolio for its services of 1.25% of each Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon Asset Management.

Peter B. Doyle is the Chairman of the Board of Portfolios of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is the Co-Portfolio Manager of the Medical and Middle East Portfolios and is primarily responsible for the day-to-day management of each of these Portfolios' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Mr. Doyle also co-founded and has been a Managing Director of Horizon Asset Management since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Bachelor of Science in Economics from St. John's University and a Masters of Business Administration from Fordham University.

BRUCE P. ABEL is Co-Portfolio Manager of the Medical Portfolio. Mr. Abel's primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Prior to joining Kinetics in 1999, Mr. Abel was employed with Brookhaven National Laboratory since 1989 where he worked researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design. During that time, Mr. Abel was also a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology. Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering. Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and has also studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

FRED A. FROEWISS is the Co-Portfolio Manager of the Small Cap Portfolio. Prior to joining Kinetics in 1999, Mr. Froewiss was the Vice President of Investments at Janney Montgomery Scott, LLC from 1992 to 1999. Earlier, Mr. Froewiss spent 10 years as a Portfolio Manager in the Private Banking Division of Citibank.
He started his career at IBM Corp. in the controller's office. Mr. Froewiss holds a Bachelor of Science in Accounting and a Masters of Business Administration from Pace University.

MURRAY STAHL is Co-Portfolio Manager of the Small Cap Portfolio. Mr. Stahl is Chairman and a co-founder of Horizon. Previously, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets. As the senior fund manager, he directed the investments of three of the banks Common Trust Funds, the Special Opportunity, Utility, and Tangible Assets Funds. Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation guidelines for the Private Bank, and was deeply involved in new product development. Mr. Stahl holds a Bachelors of Arts in Economics and a Masters of Arts in History from the City University of New York and a Masters of Business Administration from Pace University.

STEVEN M. BREGMAN, CFA is Co-Portfolio Manager of the Middle East Portfolio. Mr. Bregman's primary duties include research and analysis of equity securities for investment in the Portfolio. Mr. Bregman, 41, also co-founded and is a President of Horizon Asset Management, Inc., a New York based investment management and research firm, which was established in 1994. From 1987 through late 1994, Mr. Bregman was an Investment Officer in Bankers Trust Company's Private Clients Group, where he managed in excess of $600 million of equity and fixed-income assets. Mr. Bregman was one of a five manager group responsible for managing the bank's largest individual relationships and for setting equity investment guidelines for the Private Bank. Mr. Bregman served as a member of the Special Situations Equity Strategy Group and served in a variety of new product development projects. Mr. Bregman received a Bachelor of Arts in Economics from City University of New York.


                          VALUATION OF PORTFOLIO SHARES
--------------------------------------------------------------------------------

Shares of each Portfolio are sold at net asset value per share ("NAV"), which is determined by each Portfolio as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Portfolio's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities / # of shares outstanding = NAV). The NAV takes into account the expenses and fees of the Portfolio, including management, administration and shareholder servicing fees, which are accrued daily.

Each Portfolio's securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Portfolios. Each Portfolio may use independent pricing services to assist in calculating its NAV.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of a Portfolio, the investment adviser values foreign securities held by the Portfolio at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Portfolio's securities, these securities may be valued at their fair value as determined in good faith by the Portfolios' Board of Trustees.

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of beneficial interest of each Portfolio are sold without a sales load, at the NAV next determined after an order is received by a Portfolio. Shares of each Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in a Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Prospectus does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in a Portfolio. Each Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.


                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in a Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

Each Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in a Portfolio as a group, a Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.


                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Portfolio are paid in additional shares of the Portfolio in which the investaor is invested, with no sales charge, based on each Portfolio's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Portfolio shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

Each Portfolio intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. Each Portfolio will advise each investor annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

Taxes

None of the Portfolios is required to pay federal income taxes on its ordinary income and capital gain because each Portfolio is treated as a partnership for federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to "pass through" to its shareholders, regardless of whether such interest, dividends or gains are distributed by the Portfolio or the Portfolio realizes losses. Under each Portfolio's operational method, it is not subject to any federal income tax. However, each shareholder in a Portfolio will be taxed on its proportionate share (as determined in accordance with the Trust's Declaration of Trust and the Internal Revenue Code, as amended) of the Portfolio's ordinary income and capital gain, to the extent that the shareholder is subject to tax on its income. The Trust will inform shareholders of each Portfolio of the amount and nature of such income or gain.

The foregoing discussion relates only to federal income tax law. Income from a Portfolio also may be subject to foreign, state and local taxes, and the treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, foreign, state and local taxation.


                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

You can exchange your shares in a Portfolio for shares of any other portfolio offered by Kinetics Portfolios Trust at no charge. You should carefully read the prospectus of a portfolio before exchanging shares into that portfolio. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one portfolio and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other Kinetics Portfolios and about exercising your exchange privilege.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

PORTFOLIO ADMINISTRATOR

Kinetics also serves as Administrator to the Portfolios. Kinetics will be entitled to receive an annual administration fee equal to 0.10% of each Portfolio's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to each Portfolio by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTANT

Firstar Bank, N.A. serves as Custodian for each Portfolio's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Portfolios. Firstar, each Portfolio's Sub-Administrator, also acts as each Portfolio's Transfer Agent, Dividend Disbursing Agent and Portfolio Accountant.

                         COUNSEL AND INDEPENDENT AUDITOR
--------------------------------------------------------------------------------

Legal matters in connection with the issuance of shares of beneficial interests of each Portfolio are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Portfolios for the year ending December 31, 2000.

                 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                            A DELAWARE BUSINESS TRUST

                                     [LOGO]

                                   PROSPECTUS

                              April 28, 2000

                                EXPLANATORY NOTE

This Prospectus is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), because such interests are issued solely to eligible investors in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Kinetics Government Money Market Portfolio (the "Portfolio") may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts, and certain qualified pension and retirement plans. No part of this Prospectus or of the Trust's Registration Statement constitutes an offer to sell, or the solicitation of an offer to buy any beneficial interests in the Portfolio or any other portfolio series of the Trust.

          Responses to Items 1, 2, 3, 5 and 9 of Part A and Items 23(e)
               and (i)-(k) of Part C have been omitted pursuant to
                paragraph B.2.(b) of the General Instructions to
                                   Form N-1A.


                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

(A)  INVESTMENT OBJECTIVE

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to provide current income consistent with the preservation of capital and maintenance of liquidity.

(B)  IMPLEMENTATION OF INVESTMENT OBJECTIVE

INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing all of its investable assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the investment adviser, subject to the approval of the Portfolio's Board of Trustees, to present minimal credit risk. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations ("U.S. Government Securities"). U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds.

U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States however. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Portfolio's investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Portfolio's investments in these securities.

Under a repurchase agreement, the Portfolio purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Portfolio's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Portfolio may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The investment adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Portfolio.

                           MAIN RISKS OF THE PORTFOLIO
--------------------------------------------------------------------------------

GENERAL

The following describes the primary risks of the Portfolio based on the specific investment objective and strategies of the Portfolio.

REPURCHASE AGREEMENT RISKS

One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Portfolio, which may result in the Portfolio selling the security for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy under which circumstances the Portfolio might have to wait through lengthy court actions before selling the securities. In the event of a default or bankruptcy by the seller, the Portfolio will liquidate those securities held under the repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the securities.

INTEREST RATE RISKS

The Portfolio's securities may be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolio. The values of the obligations held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the investment policies of the Portfolio are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.


                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

(A)  MANAGEMENT

(1)  INVESTMENT ADVISER

INVESTMENT ADVISER

The Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The investment adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio's assets. The investment adviser receives an annual fee from the Portfolio for its services of 0.50% of the Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon Asset Management.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

(2)  PORTFOLIO MANAGER

PETER B. DOYLE is Co-Portfolio Manager of the Portfolio and is primarily responsible for the day-to-day management of the Portfolio's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Mr. Doyle also co-founded and has been a Managing Director of Horizon Asset Management since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Bachelor of Science in Economics from St. John's University and a Masters of Business Administration from Fordham University.


                          VALUATION OF PORTFOLIO SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are sold at net asset value per share ("NAV"), which is determined by the Portfolio as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Portfolio's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities / # of shares outstanding = NAV). The NAV takes into account the expenses and fees of the Portfolio, including management, administration and shareholder servicing fees, which are accrued daily.

The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Portfolio of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.


                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.


                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------


DISTRIBUTIONS

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Portfolio are paid in additional shares of the Portfolio, with no sales charge, based on the Portfolio's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Portfolio shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Portfolio intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Portfolio will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.

TAXES

The Portfolio is not required to pay federal income taxes on its ordinary income and capital gain because the Portfolio is treated as a partnership for federal income tax purposes. All interest, dividends and gains and losses of the Portfolio are deemed to "pass through" to its shareholders, regardless of whether such interest, dividends or gains are distributed by the Portfolio or the Portfolio realizes losses. Under the Portfolio's operational method, it is not subject to any federal income tax. However, each shareholder in the Portfolio will be taxed on its proportionate share (as determined in accordance with the Trust's Declaration of Trust and the Internal Revenue Code, as amended) of the Portfolio's ordinary income and capital gain, to the extent that the shareholder is subject to tax on its income. The Trust will inform shareholders of the Portfolio of the amount and nature of such income or gain.

The foregoing discussion relates only to federal income tax law. Income from the Portfolio also may be subject to foreign, state and local taxes, and the treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, foreign, state and local taxation.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

You can exchange your shares in the Portfolio for shares of any other Portfolio offered by Kinetics Portfolios Trust at no charge. You should carefully read the prospectus of a portfolio before exchanging shares into that portfolio. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one portfolio and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other Kinetics Portfolios and about exercising your exchange privilege.

                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

PORTFOLIO ADMINISTRATOR

Kinetics also serves as Administrator to the Portfolio. Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTANT

Firstar Bank, N.A. serves as Custodian for the Portfolio's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Portfolio. Firstar, the Portfolio's Sub-Administrator, also acts as the Portfolio's Transfer Agent, Dividend Disbursing Agent and Portfolio Accountant.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Legal matters in connection with the issuance of shares of beneficial interests of the Portfolio are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Portfolio for the year ending December 31, 2000.




                             THE INTERNET PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605

                                 (800) 930-3828

                                 April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This SAI provides general information about the Portfolio. The Portfolio is a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Portfolio's current Prospectus dated April 28, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Portfolio at the address set forth above or call the telephone number shown above.

This SAI is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended ("1933 Act"), because such interests are issued solely to in private placement transactions to eligible investors that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Portfolio may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts and certain qualified pension and retirement plans. Neither this SAI nor the Registration Statement as a whole constitutes an offer to sell or the solicitation of an offer to buy any beneficial interests in this Portfolio or any other portfolio series of the Trust.

                             THE INTERNET PORTFOLIO

The Portfolio..................................................................2
Investment Objective, Strategies, and Risks....................................2
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................7
Temporary Investments..........................................................8
Portfolio Turnover.............................................................9
Management of the Portfolio....................................................9
Control Persons and Principal Holders of Securities...........................12
Investment Adviser............................................................13
Administrative Services.......................................................14
Custodian.....................................................................15
Independent Public Accountants................................................15
Brokerage.....................................................................15
Capitalization................................................................16
Purchase of Shares............................................................17
Redemption of Shares..........................................................18
Valuation of Shares...........................................................18
Taxes.........................................................................19
Performance Information.......................................................20
Financial Statements..........................................................22

THE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is a series of Kinetics Portfolios Trust, a business trust organized pursuant to a Declaration of Trust under the laws of the State of Delaware on March 14, 2000. The Portfolio's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.


The Portfolio is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Portfolio's primary investment objective is long-term growth of capital. The Portfolio is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. This Portfolio should not be used as a trading vehicle.


INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's investors.

OPTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events --such as volume in excess of trading or clearing capability-- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 50% of its total assets, the Portfolio will not invest in the securities of any issuer if as a result the Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Portfolio's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

7. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Portfolio must distribute substantially all of its net income to investors generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.


MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The management and affairs of the Portfolio are supervised by the Board of Trustees of the Trust. The Board consists of eight individuals, five of whom are not "interested" persons of the Portfolio as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Portfolio's investors and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Portfolio and appoint the officers who conduct the daily business of the Portfolio. Officers and Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. "Interested" Trustees are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999); President
                                                                       and Chairman of the Board of Kinetics
                                                                       Mutual Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34             Trustee          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present);
Valhalla, NY  10595                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46             Trustee          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present);
New York, NY  10173                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36             Trustee          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36             Trustee          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present);
Stonybrook, NY  11790                                                  Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present); Leon D. Alpern & Co.
                                                                       (1985 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37             Trustee          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present); Director, Kinetics Mutual
Long Beach, NY  11561                                                  Funds, Inc. (1999 to Present); Gabor &
                                                                       Gabor (1995 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45             Trustee          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); formerly
                                                                       President, J.E. Breslin & Co., an
                                                                       investment management consulting firm
                                                                       (1994 to 1999.
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68             Trustee          Director, Kinetics Mutual Funds, Inc.
31 Hemlock Drive                                                       (1999 to Present); Retired; Senior
Sleepy Hollow, NY  10591                                               Advisor, Long Term Credit Bank of Japan,
                                                                       Ltd.; Executive Vice President, LTCB
                                                                       Trust Company;
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer of the Trust   Management (1999 to Present); Vice
New York, NY  10173                                                    President and Treasurer Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); President
                                                                       & Director of Business. Development,
                                                                       Vista Fund Distributors, Inc. (1995 to
                                                                       1999); Managing Director, Forum Financial
                                                                       Group, a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust , Kinetics Mutual Funds, Inc. or Kinetics Asset Management, Inc. receive an aggregate annual fee of $15,000 per year for their services as Trustees or directors of all open-end investment companies distributed by Kinetics Funds Distributors, Inc. and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman.. Payment of the annual fees is allocated among such investment companies based on their relative net assets. Payment of meeting fees are allocated only among those investment companies to which such meetings relate. The "interested" Trustees of the Portfolio receive no compensation for their service as Trustees. None of the executive officers receive compensation from the Portfolio. The following tables provide compensation information for the Trustees for the year-ended December 31, 1999.

                                                 KINETICS PORTFOLIOS TRUST
                                                    COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Mutual Funds, Inc.

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the commencement of investment operations of the Portfolio, the Portfolio could be deemed to be under the control of The Internet Fund, a series of Kinetics Mutual Funds, Inc. and the sole investor in the Portfolio as of the date of this SAI. Similarly, as of such time, Kinetics Mutual Funds, Inc. through its series, The Internet Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, The Small Cap Opportunities Fund, The Middle East Growth Fund, The Medical Fund, and The Kinetics Government Money Market Fund (each a "Fund" and collectively the "Funds"), was the owner of 100% of the value of the outstanding interests in the Trust. Any investor owning more than 50% of the value of the outstanding interests in the Portfolio may take actions without the approval of any other investor who invests in the Portfolio.

Kinetics Mutual Funds, Inc. has informed the Trust that whenever The Internet Fund is requested to vote on a matter pertaining to the Portfolio, The Internet Fund will hold a meeting of its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by The Internet Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolio, if any, will follow the same or a similar practice, although, as of May 1, 2000, there were no other investors in the Portfolio.

MANAGEMENT OWNERSHIP

The percentage of the Portfolio's interests owned or controlled by the executive officers and Trustees of the Portfolio and the Trust is less than 1% of the interests of the Portfolio.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000 the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement will remain in effect for a term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor "interested" persons as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.


Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, transfer agent and Portfolio accountant are paid by the Portfolio.


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Portfolio. Under an Administrative Services Agreement with the Portfolio, Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Portfolio's accountant and transfer agent. As such, Firstar provides certain investor services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain investors' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Independent Public Accountants
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000. Their services include examination of the Trust's financial statements and the performance of other related audit and tax services.

BROKERAGE
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to vote in proportion to the amount of its investment in the Portfolio. Voting rights are non-cumulative.

Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or
(2) investors holding at least 10% of the interests in a Portfolio (if the meeting relates solely to that Portfolio), or investors holding at least 10% of the aggregate interests in the Trust (if the meeting relates to the Trust and not specifically to a Portfolio) requests in writing a meeting of investors. Changes in fundamental policies or limitations will be submitted to investors for approval.

The Trust is organized as a business trust under the laws of the State of Delaware. Investors in a Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by the Trust in the event that there is imposed upon an investor a greater portion of the liabilities and obligations than its proportionate beneficial interest in the Portfolio. The Declaration of Trust also provides that, subject to the provisions of the 1940 Act, the Trust may maintain insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Portfolio, investors, Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets.


PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are sold at the NAV per share next computed following acceptance of an order by the Portfolio. The Portfolio's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

TAXES
--------------------------------------------------------------------------------

The Portfolio will be classified for federal income tax purposes as a partnership that is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each Interestholder in the Portfolio is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

A holder of beneficial interest in the Portfolio (an "Interestholder") is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for, among other things, purposes of determining whether the Interestholder satisfies the requirements to qualify as a regulated investment company ("RIC"). Accordingly, the Portfolio intends to conduct its operations so that its Interestholders that invest substantially all of their assets in the Portfolio and intend to qualify as RICs should be able to satisfy all those requirements.

Distributions to an Interestholder from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Interestholder's recognition of any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent any cash that is distributed exceeds the Interestholder's basis for its interest in the Portfolio before the distribution; (2) income or gain will be recognized if the distribution is in liquidation of the Interestholder's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; (3) loss will be recognized to the extent that a liquidation distribution consisting solely of cash and/or unrealized receivables is less than the Interestholder's basis for its interest in the Portfolio prior to the distribution; and (4) gain or loss may be recognized on a distribution to an Interestholder that contributed property to the Portfolio. An Interestholder's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property it invests in the Portfolio, increased by the Interestholder's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Interestholder and (b) the Interestholder's share of the Portfolio's losses.

The income tax and estate tax consequences to a non-U.S. Interestholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. Interestholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Non-U.S. Interestholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

The foregoing discussion relates only to federal income tax law. Income from the Portfolio also may be subject to foreign, state and local taxes, and their treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Interestholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.


PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Portfolio's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Portfolio may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio.

COMPARISON OF PORTFOLIO PERFORMANCE

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Portfolio may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an unmanaged mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


ASSETS


Cash                                                          $ 100,000

NET ASSETS                                                    $ 100,000

Kinetics Portfolios Trust

FINANCIAL STATEMENT
APRIL 27, 2000

Report of Independent Accountants

To the Shareholder and Board of Trustees of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Kinetics Portfolios Trust (hereafter referred to as the "Trust") at April 27, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

April 27, 2000
KINETICS PORTFOLIOS TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF APRIL 27, 2000

    The accompanying notes are an integral part of this financial statement.

[OBJECT OMITTED]
KINETICS PORTFOLIOS TRUST
NOTES TO FINANCIAL STATEMENT
AS OF APRIL 27, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Internet Infrastructure Portfolio, The Medical Portfolio, The Kinetics Government Money Market Portfolio, The Small Cap Opportunities Portfolio and The Middle East Growth Portfolio (the "Portfolios"). Pursuant to the 1940 Act, the Portfolios are "non-diversified" series of the Trust. The Trust has had no operations other than the contribution by Kinetics Asset Management, Inc., the Portfolios' Adviser ("Adviser"), of $100,000, representing a beneficial interest in the Trust. The Portfolios have had no operations through April 27, 2000. On April 28, 2000, the Trust intends to distribute the Adviser's $100,000 contribution to the Portfolios, at which time the Adviser will become a partner in each of the Portfolios. In addition, on April 28, 2000 various feeder funds ("Funds") sponsored by the Adviser will invest their investable assets in the corresponding Portfolios under a master-feeder capital structure.

2. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Trust have been absorbed by the Funds prior to their conversion to the master-feeder capital structure. Accordingly, no statement of operations of the Trust has been provided.

FEDERAL INCOME TAXES

Each Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Portfolios will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

1.

3. INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of the Agreement, the Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of the Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Portfolio's average daily net assets.

The Adviser also serves as administrator to the Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Portfolios, the Adviser receives an annual administration fee equal to 0.10% of the Portfolio's average daily net assets from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual
Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


                      THE INTERNET INFRASTRUCTURE PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605

                                 (800) 930-3828

                                 April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about The Internet Infrastructure Portfolio (the "Portfolio"). The Portfolio is a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Portfolio's current Prospectus dated April 28, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Portfolio at the address set forth above or call the telephone number shown above.

This SAI is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended ("1933 Act"), because such interests are issued solely to in private placement transactions to eligible investors that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Portfolio may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts and certain qualified pension and retirement plans. Neither this SAI nor the Registration Statement as a whole constitutes an offer to sell or the solicitation of an offer to buy any beneficial interests in this Portfolio or any other portfolio series of the Trust.


                      THE INTERNET INFRASTRUCTURE PORTFOLIO

The Portfolio..................................................................2
Investment Objective, Strategies, and Risks....................................2
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................8
Temporary Investments..........................................................9
Portfolio Turnover.............................................................9
Management of the Portfolio....................................................9
Control Persons and Principal Holders of Securities...........................12
Investment Adviser............................................................13
Administrative Services.......................................................14
Custodian.....................................................................15
Independent Public Accountants................................................15
Brokerage.....................................................................15
Capitalization................................................................17
Purchase of Shares............................................................17
Redemption of Shares..........................................................18
Valuation of Shares...........................................................18
Taxes.........................................................................19
Performance Information.......................................................20
Financial Statements..........................................................22
Appendix......................................................................23







THE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is a series of Kinetics Portfolios Trust, a business trust organized pursuant to a Declaration of Trust under the laws of the State of Delaware on March 14, 2000. The Portfolio's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605

The Portfolio is a non-diversified, open-end management investment company.


INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------


The Portfolio's primary investment objective is long-term growth of capital. The Portfolio is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. This Portfolio should not be used as a trading vehicle.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's investors.

OPTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 50% of its total assets, the Portfolio will not invest in the securities of any issuer if as a result the Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Portfolio's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

7. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.


TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Portfolio must distribute substantially all of its net income to investors generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.


MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The management and affairs of the Portfolio are supervised by the Board of Trustees of the Trust. The Board consists of eight individuals, five of whom are not "interested" persons of the Portfolio as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Portfolio's investors and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Portfolio and appoint the officers who conduct the daily business of the Portfolio. Officers and Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. "Interested" Trustees are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999); President
                                                                       and Chairman of the Board of Kinetics
                                                                       Mutual Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34             Trustee          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present);
Valhalla, NY  10595                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46             Trustee          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present);
New York, NY  10173                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36             Trustee          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36             Trustee          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present);
Stonybrook, NY  11790                                                  Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present); Leon D. Alpern & Co.
                                                                       (1985 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37             Trustee          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present); Director, Kinetics Mutual
Long Beach, NY  11561                                                  Funds, Inc. (1999 to Present); Gabor &
                                                                       Gabor (1995 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45             Trustee          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); formerly
                                                                       President, J.E. Breslin & Co., an
                                                                       investment management consulting firm
                                                                       (1994 to 1999.
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68             Trustee          Director, Kinetics Mutual Funds, Inc.
31 Hemlock Drive                                                       (1999 to Present); Retired; Senior
Sleepy Hollow, NY  10591                                               Advisor, Long Term Credit Bank of Japan,
                                                                       Ltd.; Executive Vice President, LTCB
                                                                       Trust Company;
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer of the Trust   Management (1999 to Present); Vice
New York, NY  10173                                                    President and Treasurer Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); President
                                                                       & Director of Business. Development,
                                                                       Vista Fund Distributors, Inc. (1995 to
                                                                       1999); Managing Director, Forum Financial
                                                                       Group, a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust , Kinetics Mutual Funds, Inc. or Kinetics Asset Management, Inc. receive an aggregate annual fee of $15,000 per year for their services as Trustees or directors of all open-end investment companies distributed by Kinetics Funds Distributors, Inc. and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman.. Payment of the annual fees is allocated among such investment companies based on their relative net assets. Payment of meeting fees are allocated only among those investment companies to which such meetings relate. The "interested" Trustees of the Portfolio receive no compensation for their service as Trustees. None of the executive officers receive compensation from the Portfolio. The following tables provide compensation information for the Trustees for the year-ended December 31, 1999.

                                                KINETICS PORTFOLIOS TRUST
                                                   COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen                      None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Mutual Funds, Inc.

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the commencement of investment operations, the Portfolio could be deemed to be under the control of The Internet Infrastructure Fund, a series of Kinetics Mutual Funds, Inc. and the sole investor in the Portfolio as of the date of this SAI. Similarly, as of such time, Kinetics Mutual Funds, Inc. through its series, The Internet Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, The Small Cap Opportunities Fund, The Middle East Growth Fund, The Medical Fund, and The Kinetics Government Money Market Fund (each a "Fund" and collectively the "Funds"), was the owner of 100% of the value of the outstanding interests in the Trust. Any investor owning more than 50% of the value of the outstanding interests in the Portfolio may take actions without the approval of any other investor who invests in the Portfolio.

Kinetics Mutual Funds, Inc. has informed the Trust that whenever The Internet Infrastructure Fund is requested to vote on a matter pertaining to the Portfolio, The Internet Infrastructure Fund will hold a meeting of its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by The Internet Infrastructure Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolio, if any, will follow the same or a similar practice, although, as of May 1, 2000, there were no other investors in the Portfolio.


MANAGEMENT OWNERSHIP

The percentage of the Portfolio's interests owned or controlled by the executive officers and Trustees of the Portfolio and the Trust is less than 1% of the interests of the Portfolio.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000 the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement will remain in effect for a term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor "interested" persons as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, transfer agent and Portfolio accountant are paid by the Portfolio.


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Portfolio. Under an Administrative Services Agreement with the Portfolio, Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Portfolio's accountant and transfer agent. As such, Firstar provides certain investor services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain investors' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Independent Public Accountants
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000. Their services include examination of the Trust's financial statements and the performance of other related audit and tax services.


BROKERAGE
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.


CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to vote in proportion to the amount of its investment in the Portfolio. Voting rights are non-cumulative.

Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or
(2) investors holding at least 10% of the interests in a Portfolio (if the meeting relates solely to that Portfolio), or investors holding at least 10% of the aggregate interests in the Trust (if the meeting relates to the Trust and not specifically to a Portfolio) requests in writing a meeting of investors. Changes in fundamental policies or limitations will be submitted to investors for approval.

The Trust is organized as a business trust under the laws of the State of Delaware. Investors in a Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by the Trust in the event that there is imposed upon an investor a greater portion of the liabilities and obligations than its proportionate beneficial interest in the Portfolio. The Declaration of Trust also provides that, subject to the provisions of the 1940 Act, the Trust may maintain insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Portfolio, investors, Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.


REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.


VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are sold at the NAV per share next computed following acceptance of an order by the Portfolio. The Portfolio's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.


TAXES
--------------------------------------------------------------------------------

The Portfolio will be classified for federal income tax purposes as a partnership that is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each Interestholder in the Portfolio is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

A holder of beneficial interest in the Portfolio (an "Interestholder") is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for, among other things, purposes of determining whether the Interestholder satisfies the requirements to qualify as a regulated investment company ("RIC"). Accordingly, the Portfolio intends to conduct its operations so that its Interestholders that invest substantially all of their assets in the Portfolio and intend to qualify as RICs should be able to satisfy all those requirements.

Distributions to an Interestholder from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Interestholder's recognition of any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent any cash that is distributed exceeds the Interestholder's basis for its interest in the Portfolio before the distribution; (2) income or gain will be recognized if the distribution is in liquidation of the Interestholder's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; (3) loss will be recognized to the extent that a liquidation distribution consisting solely of cash and/or unrealized receivables is less than the Interestholder's basis for its interest in the Portfolio prior to the distribution; and (4) gain or loss may be recognized on a distribution to an Interestholder that contributed property to the Portfolio. An Interestholder's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property it invests in the Portfolio, increased by the Interestholder's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Interestholder and (b) the Interestholder's share of the Portfolio's losses.

The income tax and estate tax consequences to a non-U.S. Interestholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. Interestholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Non-U.S. Interestholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

The foregoing discussion relates only to federal income tax law. Income from the Portfolio also may be subject to foreign, state and local taxes, and their treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Interestholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

(1) AVERAGE ANNUAL TOTAL RETURN QUOTATION

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.


YIELD

Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Portfolio's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Portfolio may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio.

COMPARISON OF PORTFOLIO PERFORMANCE

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Portfolio may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an unmanaged mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


ASSETS


Cash                                                          $ 100,000

NET ASSETS                                                    $ 100,000

Kinetics Portfolios Trust

FINANCIAL STATEMENT
APRIL 27, 2000

Report of Independent Accountants

To the Shareholder and Board of Trustees of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Kinetics Portfolios Trust (hereafter referred to as the "Trust") at April 27, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

April 27, 2000
KINETICS PORTFOLIOS TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF APRIL 27, 2000

    The accompanying notes are an integral part of this financial statement.

[OBJECT OMITTED]
KINETICS PORTFOLIOS TRUST
NOTES TO FINANCIAL STATEMENT
AS OF APRIL 27, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Internet Infrastructure Portfolio, The Medical Portfolio, The Kinetics Government Money Market Portfolio, The Small Cap Opportunities Portfolio and The Middle East Growth Portfolio (the "Portfolios"). Pursuant to the 1940 Act, the Portfolios are "non-diversified" series of the Trust. The Trust has had no operations other than the contribution by Kinetics Asset Management, Inc., the Portfolios' Adviser ("Adviser"), of $100,000, representing a beneficial interest in the Trust. The Portfolios have had no operations through April 27, 2000. On April 28, 2000, the Trust intends to distribute the Adviser's $100,000 contribution to the Portfolios, at which time the Adviser will become a partner in each of the Portfolios. In addition, on April 28, 2000 various feeder funds ("Funds") sponsored by the Adviser will invest their investable assets in the corresponding Portfolios under a master-feeder capital structure.

2. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Trust have been absorbed by the Funds prior to their conversion to the master-feeder capital structure. Accordingly, no statement of operations of the Trust has been provided.

FEDERAL INCOME TAXES

Each Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Portfolios will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

1.

3. INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of the Agreement, the Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of the Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Portfolio's average daily net assets.

The Adviser also serves as administrator to the Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Portfolios, the Adviser receives an annual administration fee equal to 0.10% of the Portfolio's average daily net assets from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual
Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



                     THE INTERNET EMERGING GROWTH PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605

                                 (800) 930-3828

                                  April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about The Internet Emerging Growth Portfolio (the "Portfolio"). The Portfolio is a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Portfolio's current Prospectus dated April 28, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Portfolio at the address set forth above or call the telephone number shown above.

This SAI is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended ("1933 Act"), because such interests are issued solely to in private placement transactions to eligible investors that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Portfolio may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts and certain qualified pension and retirement plans. Neither this SAI nor the Registration Statement as a whole constitutes an offer to sell or the solicitation of an offer to buy any beneficial interests in this Portfolio or any other portfolio series of the Trust.


                     THE INTERNET EMERGING GROWTH PORTFOLIO

The Portfolio..................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................8
Temporary Investments..........................................................9
Portfolio Turnover.............................................................9
Management of the Portfolio...................................................10
Control Persons and Principal Holders of Securities............................8
Investment Adviser............................................................13
Administrative Services.......................................................14
Custodian.....................................................................15
Capitalization................................................................16
Valuation of Shares...........................................................18
Purchasing Shares.............................................................13
Redemption of Shares..........................................................13
Brokerage.....................................................................15
Taxes.........................................................................19
Performance Information.......................................................20
Independent Auditors..........................................................15
Financial Statements..........................................................22
Appendix......................................................................23


THE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is a series of Kinetics Portfolios Trust, a business trust organized pursuant to a Declaration of Trust under the laws of the State of Delaware on March 14, 2000. The Portfolio's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605


The Portfolio is a non-diversified, open-end management investment company.


INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Portfolio's primary investment objective is long-term growth of capital. The Portfolio is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. This Portfolio should not be used as a trading vehicle.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's investors.

OPTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 50% of its total assets, the Portfolio will not invest in the securities of any issuer if as a result the Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Portfolio's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

7. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.


TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Portfolio must distribute substantially all of its net income to investors generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.


MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The management and affairs of the Portfolio are supervised by the Board of Trustees of the Trust. The Board consists of eight individuals, five of whom are not "interested" persons of the Portfolio as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Portfolio's investors and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Portfolio and appoint the officers who conduct the daily business of the Portfolio. Officers and Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. "Interested" Trustees are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999); President
                                                                       and Chairman of the Board of Kinetics
                                                                       Mutual Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34             Trustee          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present);
Valhalla, NY  10595                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46             Trustee          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present);
New York, NY  10173                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36             Trustee          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36             Trustee          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present);
Stonybrook, NY  11790                                                  Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present); Leon D. Alpern & Co.
                                                                       (1985 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37             Trustee          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present); Director, Kinetics Mutual
Long Beach, NY  11561                                                  Funds, Inc. (1999 to Present); Gabor &
                                                                       Gabor (1995 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45             Trustee          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); formerly
                                                                       President, J.E. Breslin & Co., an
                                                                       investment management consulting firm
                                                                       (1994 to 1999.
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68             Trustee          Director, Kinetics Mutual Funds, Inc.
31 Hemlock Drive                                                       (1999 to Present); Retired; Senior
Sleepy Hollow, NY  10591                                               Advisor, Long Term Credit Bank of Japan,
                                                                       Ltd.; Executive Vice President, LTCB
                                                                       Trust Company;
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer of the Trust   Management (1999 to Present); Vice
New York, NY  10173                                                    President and Treasurer Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); President
                                                                       & Director of Business. Development,
                                                                       Vista Fund Distributors, Inc. (1995 to
                                                                       1999); Managing Director, Forum Financial
                                                                       Group, a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust , Kinetics Mutual Funds, Inc. or Kinetics Asset Management, Inc. receive an aggregate annual fee of $15,000 per year for their services as Trustees or directors of all open-end investment companies distributed by Kinetics Funds Distributors, Inc. and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman.. Payment of the annual fees is allocated among such investment companies based on their relative net assets. Payment of meeting fees are allocated only among those investment companies to which such meetings relate. The "interested" Trustees of the Portfolio receive no compensation for their service as Trustees. None of the executive officers receive compensation from the Portfolio. The following tables provide compensation information for the Trustees for the year-ended December 31, 1999.

                                                KINETICS PORTFOLIOS TRUST
                                                   COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen                      None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Mutual Funds, Inc.

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the commencement of investment operations, the Portfolio could be deemed to be under the control of The Internet Emerging Growth Fund, a series of Kinetics Mutual Funds, Inc. and the sole investor in the Portfolio as of the date of this SAI. Similarly, as of such time, Kinetics Mutual Funds, Inc. through its series, The Internet Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, The Small Cap Opportunities Fund, The Middle East Growth Fund, The Medical Fund, and The Kinetics Government Money Market Fund (each a "Fund" and collectively the "Funds"), was the owner of 100% of the value of the outstanding interests in the Trust. Any investor owning more than 50% of the value of the outstanding interests in the Portfolio may take actions without the approval of any other investor who invests in the Portfolio.

Kinetics Mutual Funds, Inc. has informed the Trust that whenever The Internet Emerging Growth Fund is requested to vote on a matter pertaining to the Portfolio, The Internet Emerging Growth Fund will hold a meeting of its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by The Internet Emerging Growth Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolio, if any, will follow the same or a similar practice, although, as of May 1, 2000, there were no other investors in the Portfolio.

MANAGEMENT OWNERSHIP

The percentage of the Portfolio's interests owned or controlled by the executive officers and Trustees of the Portfolio and the Trust is less than 1% of the interests of the Portfolio.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000 the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement will remain in effect for a term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor "interested" persons as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.


PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.


Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, transfer agent and Portfolio accountant are paid by the Portfolio.

(D) SERVICE AGREEMENTS

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Portfolio. Under an Administrative Services Agreement with the Portfolio, Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Portfolio's accountant and transfer agent. As such, Firstar provides certain investor services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain investors' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Independent Public Accountants
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000. Their services include examination of the Trust's financial statements and the performance of other related audit and tax services.

BROKERAGE
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to vote in proportion to the amount of its investment in the Portfolio. Voting rights are non-cumulative.

Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or
(2) investors holding at least 10% of the interests in a Portfolio (if the meeting relates solely to that Portfolio), or investors holding at least 10% of the aggregate interests in the Trust (if the meeting relates to the Trust and not specifically to a Portfolio) requests in writing a meeting of investors. Changes in fundamental policies or limitations will be submitted to investors for approval.

The Trust is organized as a business trust under the laws of the State of Delaware. Investors in a Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by the Trust in the event that there is imposed upon an investor a greater portion of the liabilities and obligations than its proportionate beneficial interest in the Portfolio. The Declaration of Trust also provides that, subject to the provisions of the 1940 Act, the Trust may maintain insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Portfolio, investors, Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets.

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------


Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.


                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are sold at the NAV per share next computed following acceptance of an order by the Portfolio. The Portfolio's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.


TAXES
--------------------------------------------------------------------------------

The Portfolio will be classified for federal income tax purposes as a partnership that is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each Interestholder in the Portfolio is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

A holder of beneficial interest in the Portfolio (an "Interestholder") is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for, among other things, purposes of determining whether the Interestholder satisfies the requirements to qualify as a regulated investment company ("RIC"). Accordingly, the Portfolio intends to conduct its operations so that its Interestholders that invest substantially all of their assets in the Portfolio and intend to qualify as RICs should be able to satisfy all those requirements.

Distributions to an Interestholder from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Interestholder's recognition of any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent any cash that is distributed exceeds the Interestholder's basis for its interest in the Portfolio before the distribution; (2) income or gain will be recognized if the distribution is in liquidation of the Interestholder's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; (3) loss will be recognized to the extent that a liquidation distribution consisting solely of cash and/or unrealized receivables is less than the Interestholder's basis for its interest in the Portfolio prior to the distribution; and (4) gain or loss may be recognized on a distribution to an Interestholder that contributed property to the Portfolio. An Interestholder's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property it invests in the Portfolio, increased by the Interestholder's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Interestholder and (b) the Interestholder's share of the Portfolio's losses.

The income tax and estate tax consequences to a non-U.S. Interestholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. Interestholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Non-U.S. Interestholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

The foregoing discussion relates only to federal income tax law. Income from the Portfolio also may be subject to foreign, state and local taxes, and their treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Interestholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.

ITEM 20. UNDERWRITERS

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

ITEM 21. CALCULATION OF PERFORMANCE DATA

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

(1) AVERAGE ANNUAL TOTAL RETURN QUOTATION

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

(2) Yield Quotation

YIELD

Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Portfolio's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Portfolio may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio.

COMPARISON OF PORTFOLIO PERFORMANCE

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Portfolio may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an unmanaged mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

ITEM 22. FINANCIAL STATEMENTS

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


ASSETS


Cash                                                          $ 100,000

NET ASSETS                                                    $ 100,000

Kinetics Portfolios Trust

FINANCIAL STATEMENT
APRIL 27, 2000

Report of Independent Accountants

To the Shareholder and Board of Trustees of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Kinetics Portfolios Trust (hereafter referred to as the "Trust") at April 27, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

April 27, 2000
KINETICS PORTFOLIOS TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF APRIL 27, 2000

    The accompanying notes are an integral part of this financial statement.

[OBJECT OMITTED]
KINETICS PORTFOLIOS TRUST
NOTES TO FINANCIAL STATEMENT
AS OF APRIL 27, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Internet Infrastructure Portfolio, The Medical Portfolio, The Kinetics Government Money Market Portfolio, The Small Cap Opportunities Portfolio and The Middle East Growth Portfolio (the "Portfolios"). Pursuant to the 1940 Act, the Portfolios are "non-diversified" series of the Trust. The Trust has had no operations other than the contribution by Kinetics Asset Management, Inc., the Portfolios' Adviser ("Adviser"), of $100,000, representing a beneficial interest in the Trust. The Portfolios have had no operations through April 27, 2000. On April 28, 2000, the Trust intends to distribute the Adviser's $100,000 contribution to the Portfolios, at which time the Adviser will become a partner in each of the Portfolios. In addition, on April 28, 2000 various feeder funds ("Funds") sponsored by the Adviser will invest their investable assets in the corresponding Portfolios under a master-feeder capital structure.

2. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Trust have been absorbed by the Funds prior to their conversion to the master-feeder capital structure. Accordingly, no statement of operations of the Trust has been provided.

FEDERAL INCOME TAXES

Each Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Portfolios will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

1.

3. INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of the Agreement, the Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of the Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Portfolio's average daily net assets.

The Adviser also serves as administrator to the Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Portfolios, the Adviser receives an annual administration fee equal to 0.10% of the Portfolio's average daily net assets from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual
Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



PART B.: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

ITEM 10.: COVER PAGE AND TABLE OF CONTENTS

                      THE INTERNET GLOBAL GROWTH PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605

                                 (800) 930-3828

                                 April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about The Internet Global Growth Portfolio (the "Portfolio"). The Portfolio is a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Portfolio's current Prospectus dated April 28, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Portfolio at the address set forth above or call the telephone number shown above.

This SAI is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended ("1933 Act"), because such interests are issued solely to in private placement transactions to eligible investors that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Portfolio may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts and certain qualified pension and retirement plans. Neither this SAI nor the Registration Statement as a whole constitutes an offer to sell or the solicitation of an offer to buy any beneficial interests in this Portfolio or any other portfolio series of the Trust.


                      THE INTERNET GLOBAL GROWTH PORTFOLIO

The Portfolio..................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................8
Temporary Investments..........................................................9
Portfolio Turnover.............................................................9
Management of the Portfolio...................................................10
Control Persons and Principal Holders of Securities............................8
Investment Adviser............................................................13
Administrative Services.......................................................14
Custodian.....................................................................15
Capitalization................................................................16
Valuation of Shares...........................................................18
Purchasing Shares.............................................................13
Redemption of Shares..........................................................13
Brokerage.....................................................................15
Taxes.........................................................................18
Performance Information.......................................................20
Independent Auditors..........................................................15
Financial Statements..........................................................21
Appendix......................................................................22

ITEM 11. PORTFOLIO HISTORY

THE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is a series of Kinetics Portfolios Trust, a business trust organized pursuant to a Declaration of Trust under the laws of the State of Delaware on March 14, 2000. The Portfolio's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605

ITEM 12. DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

(A) CLASSIFICATION

The Portfolio is a non-diversified, open-end management investment company.

(B) INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Portfolio's primary investment objective is long-term growth of capital. The Portfolio is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. This Portfolio should not be used as a trading vehicle.

(C) PORTFOLIO POLICIES

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's investors.

OPTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 50% of its total assets, the Portfolio will not invest in the securities of any issuer if as a result the Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Portfolio's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

7. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

(D) TEMPORARY DEFENSIVE POSITION

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

(E) PORTFOLIO TURNOVER

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Portfolio must distribute substantially all of its net income to investors generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

ITEM 13. MANAGEMENT OF THE PORTFOLIO

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The management and affairs of the Portfolio are supervised by the Board of Trustees of the Trust. The Board consists of eight individuals, five of whom are not "interested" persons of the Portfolio as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Portfolio's investors and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Portfolio and appoint the officers who conduct the daily business of the Portfolio. Officers and Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. "Interested" Trustees are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999); President
                                                                       and Chairman of the Board of Kinetics
                                                                       Mutual Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34             Trustee          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present);
Valhalla, NY  10595                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46             Trustee          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present);
New York, NY  10173                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36             Trustee          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36             Trustee          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present);
Stonybrook, NY  11790                                                  Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present); Leon D. Alpern & Co.
                                                                       (1985 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37             Trustee          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present); Director, Kinetics Mutual
Long Beach, NY  11561                                                  Funds, Inc. (1999 to Present); Gabor &
                                                                       Gabor (1995 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45             Trustee          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); formerly
                                                                       President, J.E. Breslin & Co., an
                                                                       investment management consulting firm
                                                                       (1994 to 1999.
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68             Trustee          Director, Kinetics Mutual Funds, Inc.
31 Hemlock Drive                                                       (1999 to Present); Retired; Senior
Sleepy Hollow, NY  10591                                               Advisor, Long Term Credit Bank of Japan,
                                                                       Ltd.; Executive Vice President, LTCB
                                                                       Trust Company;
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer of the Trust   Management (1999 to Present); Vice
New York, NY  10173                                                    President and Treasurer Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); President
                                                                       & Director of Business. Development,
                                                                       Vista Fund Distributors, Inc. (1995 to
                                                                       1999); Managing Director, Forum Financial
                                                                       Group, a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust , Kinetics Mutual Funds, Inc. or Kinetics Asset Management, Inc. receive an aggregate annual fee of $15,000 per year for their services as Trustees or directors of all open-end investment companies distributed by Kinetics Funds Distributors, Inc. and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman.. Payment of the annual fees is allocated among such investment companies based on their relative net assets. Payment of meeting fees are allocated only among those investment companies to which such meetings relate. The "interested" Trustees of the Portfolio receive no compensation for their service as Trustees. None of the executive officers receive compensation from the Portfolio. The following tables provide compensation information for the Trustees for the year-ended December 31, 1999.

                                              KINETICS PORTFOLIOS TRUST
                                                 COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen                      None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Mutual Funds, Inc.

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

(A) CONTROL PERSONS & (B) PRINCIPAL HOLDERS

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the commencement of investment operations, the Portfolio could be deemed to be under the control of The Internet Global Growth Fund, a series of Kinetics Mutual Funds, Inc. and the sole investor in the Portfolio as of the date of this SAI. Similarly, as of such time, Kinetics Mutual Funds, Inc. through its series, The Internet Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, The Small Cap Opportunities Fund, The Middle East Growth Fund, The Medical Fund, and The Kinetics Government Money Market Fund (each a "Fund" and collectively the "Funds"), was the owner of 100% of the value of the outstanding interests in the Trust. Any investor owning more than 50% of the value of the outstanding interests in the Portfolio may take actions without the approval of any other investor who invests in the Portfolio.

Kinetics Mutual Funds, Inc. has informed the Trust that whenever The Internet Global Growth Fund is requested to vote on a matter pertaining to the Portfolio, The Internet Global Growth Fund will hold a meeting of its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by The Internet Global Growth Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolio, if any, will follow the same or a similar practice, although, as of May 1, 2000, there were no other investors in the Portfolio.

(b) Management Ownership

MANAGEMENT OWNERSHIP

The percentage of the Portfolio's interests owned or controlled by the executive officers and Trustees of the Portfolio and the Trust is less than 1% of the interests of the Portfolio.

ITEM 15. INVESTMENT ADVISORY AND OTHER SERVICES

(A) INVESTMENT ADVISER

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000 the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement will remain in effect for a term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor "interested" persons as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

(B) PRINCIPAL UNDERWRITER

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

(C) SERVICES PROVIDED BY THE INVESTMENT ADVISER AND PORTFOLIO EXPENSES PAID BY THIRD PARTIES

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, transfer agent and Portfolio accountant are paid by the Portfolio.

(D) SERVICE AGREEMENTS

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Portfolio. Under an Administrative Services Agreement with the Portfolio, Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Portfolio's accountant and transfer agent. As such, Firstar provides certain investor services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain investors' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Independent Public Accountants
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000. Their services include examination of the Trust's financial statements and the performance of other related audit and tax services.

ITEM 16. BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

ITEM 17. CAPITAL STOCK AND OTHER SECURITIES

(a) Capital Stock

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to vote in proportion to the amount of its investment in the Portfolio. Voting rights are non-cumulative.

Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or
(2) investors holding at least 10% of the interests in a Portfolio (if the meeting relates solely to that Portfolio), or investors holding at least 10% of the aggregate interests in the Trust (if the meeting relates to the Trust and not specifically to a Portfolio) requests in writing a meeting of investors. Changes in fundamental policies or limitations will be submitted to investors for approval.

The Trust is organized as a business trust under the laws of the State of Delaware. Investors in a Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by the Trust in the event that there is imposed upon an investor a greater portion of the liabilities and obligations than its proportionate beneficial interest in the Portfolio. The Declaration of Trust also provides that, subject to the provisions of the 1940 Act, the Trust may maintain insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Portfolio, investors, Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets.

ITEM 18. PURCHASE, REDEMPTION AND PRICING OF SHARES

(A) PURCHASE OF SHARES

PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

(C)  REDEMPTION OF SHARES

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.

(B) OFFERING PRICE

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are sold at the NAV per share next computed following acceptance of an order by the Portfolio. The Portfolio's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

ITEM 19. TAXATION OF THE PORTFOLIO

TAXES
--------------------------------------------------------------------------------

The Portfolio will be classified for federal income tax purposes as a partnership that is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each Interestholder in the Portfolio is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

A holder of beneficial interest in the Portfolio (an "Interestholder") is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for, among other things, purposes of determining whether the Interestholder satisfies the requirements to qualify as a regulated investment company ("RIC"). Accordingly, the Portfolio intends to conduct its operations so that its Interestholders that invest substantially all of their assets in the Portfolio and intend to qualify as RICs should be able to satisfy all those requirements.

Distributions to an Interestholder from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Interestholder's recognition of any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent any cash that is distributed exceeds the Interestholder's basis for its interest in the Portfolio before the distribution; (2) income or gain will be recognized if the distribution is in liquidation of the Interestholder's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; (3) loss will be recognized to the extent that a liquidation distribution consisting solely of cash and/or unrealized receivables is less than the Interestholder's basis for its interest in the Portfolio prior to the distribution; and (4) gain or loss may be recognized on a distribution to an Interestholder that contributed property to the Portfolio. An Interestholder's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property it invests in the Portfolio, increased by the Interestholder's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Interestholder and (b) the Interestholder's share of the Portfolio's losses.

The income tax and estate tax consequences to a non-U.S. Interestholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. Interestholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Non-U.S. Interestholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

The foregoing discussion relates only to federal income tax law. Income from the Portfolio also may be subject to foreign, state and local taxes, and their treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Interestholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.

ITEM 20. UNDERWRITERS

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

ITEM 21. CALCULATION OF PERFORMANCE DATA

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

(1) AVERAGE ANNUAL TOTAL RETURN QUOTATION

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

(2) Yield Quotation

YIELD

Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Portfolio's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Portfolio may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio.

COMPARISON OF PORTFOLIO PERFORMANCE

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Portfolio may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an unmanaged mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

ITEM 22. FINANCIAL STATEMENTS

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


ASSETS


Cash                                                          $ 100,000

NET ASSETS                                                    $ 100,000

Kinetics Portfolios Trust

FINANCIAL STATEMENT
APRIL 27, 2000

Report of Independent Accountants

To the Shareholder and Board of Trustees of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Kinetics Portfolios Trust (hereafter referred to as the "Trust") at April 27, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

April 27, 2000
KINETICS PORTFOLIOS TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF APRIL 27, 2000

    The accompanying notes are an integral part of this financial statement.

[OBJECT OMITTED]
KINETICS PORTFOLIOS TRUST
NOTES TO FINANCIAL STATEMENT
AS OF APRIL 27, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Internet Infrastructure Portfolio, The Medical Portfolio, The Kinetics Government Money Market Portfolio, The Small Cap Opportunities Portfolio and The Middle East Growth Portfolio (the "Portfolios"). Pursuant to the 1940 Act, the Portfolios are "non-diversified" series of the Trust. The Trust has had no operations other than the contribution by Kinetics Asset Management, Inc., the Portfolios' Adviser ("Adviser"), of $100,000, representing a beneficial interest in the Trust. The Portfolios have had no operations through April 27, 2000. On April 28, 2000, the Trust intends to distribute the Adviser's $100,000 contribution to the Portfolios, at which time the Adviser will become a partner in each of the Portfolios. In addition, on April 28, 2000 various feeder funds ("Funds") sponsored by the Adviser will invest their investable assets in the corresponding Portfolios under a master-feeder capital structure.

2. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Trust have been absorbed by the Funds prior to their conversion to the master-feeder capital structure. Accordingly, no statement of operations of the Trust has been provided.

FEDERAL INCOME TAXES

Each Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Portfolios will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

1.

3. INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of the Agreement, the Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of the Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Portfolio's average daily net assets.

The Adviser also serves as administrator to the Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Portfolios, the Adviser receives an annual administration fee equal to 0.10% of the Portfolio's average daily net assets from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual
Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.




PART B.: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

ITEM 10.: COVER PAGE AND TABLE OF CONTENTS

                       THE INTERNET NEW PARADIGM PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605

                                 (800) 930-3828

                                 April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about The Internet New Paradigm Portfolio (the "Portfolio"). The Portfolio is a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Portfolio's current Prospectus dated April 28, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Portfolio at the address set forth above or call the telephone number shown above.

This SAI is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended ("1933 Act"), because such interests are issued solely to in private placement transactions to eligible investors that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Portfolio may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts and certain qualified pension and retirement plans. Neither this SAI nor the Registration Statement as a whole constitutes an offer to sell or the solicitation of an offer to buy any beneficial interests in this Portfolio or any other portfolio series of the Trust.

                       THE INTERNET NEW PARADIGM PORTFOLIO

The Portfolio..................................................................2
Investment Objective, Strategies, and Risks....................................2
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................7
Temporary Investments..........................................................8
Portfolio Turnover.............................................................9
Management of the Portfolio....................................................9
Control Persons and Principal Holders of Securities...........................12
Investment Adviser............................................................12
Administrative Services.......................................................14
Custodian.....................................................................14
Brokerage.....................................................................14
Capitalization................................................................16
Purchase of Shares............................................................16
Redemption of Shares..........................................................17
Valuation of Shares...........................................................17
Taxes.........................................................................19
Performance Information.......................................................19
Financial Statements..........................................................21
Appendix......................................................................22

ITEM 11.          PORTFOLIO HISTORY

THE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is a series of Kinetics Portfolios Trust, a business trust organized pursuant to a Declaration of Trust under the laws of the State of Delaware on March 14, 2000. The Portfolio's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605

ITEM 12. DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

(A) CLASSIFICATION

The Portfolio is a non-diversified, open-end management investment company.

(B) INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Portfolio's primary investment objective is long-term growth of capital. The Portfolio is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. This Portfolio should not be used as a trading vehicle.

(C) PORTFOLIO POLICIES

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's investors.

OPTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events --such as volume in excess of trading or clearing capability-- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 50% of its total assets, the Portfolio will not invest in the securities of any issuer if as a result the Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Portfolio's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

7. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

(D) TEMPORARY DEFENSIVE POSITION

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

(E) PORTFOLIO TURNOVER

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Portfolio must distribute substantially all of its net income to investors generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

ITEM 13. MANAGEMENT OF THE PORTFOLIO

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The management and affairs of the Portfolio are supervised by the Board of Trustees of the Trust. The Board consists of eight individuals, five of whom are not "interested" persons of the Portfolio as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Portfolio's investors and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Portfolio and appoint the officers who conduct the daily business of the Portfolio. Officers and Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. "Interested" Trustees are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999); President
                                                                       and Chairman of the Board of Kinetics
                                                                       Mutual Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34             Trustee          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present);
Valhalla, NY  10595                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46             Trustee          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present);
New York, NY  10173                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36             Trustee          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36             Trustee          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present);
Stonybrook, NY  11790                                                  Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present); Leon D. Alpern & Co.
                                                                       (1985 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37             Trustee          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present); Director, Kinetics Mutual
Long Beach, NY  11561                                                  Funds, Inc. (1999 to Present); Gabor &
                                                                       Gabor (1995 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45             Trustee          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); formerly
                                                                       President, J.E. Breslin & Co., an
                                                                       investment management consulting firm
                                                                       (1994 to 1999.
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68             Trustee          Director, Kinetics Mutual Funds, Inc.
31 Hemlock Drive                                                       (1999 to Present); Retired; Senior
Sleepy Hollow, NY  10591                                               Advisor, Long Term Credit Bank of Japan,
                                                                       Ltd.; Executive Vice President, LTCB
                                                                       Trust Company;
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer of the Trust   Management (1999 to Present); Vice
New York, NY  10173                                                    President and Treasurer Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); President
                                                                       & Director of Business. Development,
                                                                       Vista Fund Distributors, Inc. (1995 to
                                                                       1999); Managing Director, Forum Financial
                                                                       Group, a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust , Kinetics Mutual Funds, Inc. or Kinetics Asset Management, Inc. receive an aggregate annual fee of $15,000 per year for their services as Trustees or directors of all open-end investment companies distributed by Kinetics Funds Distributors, Inc. and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman.. Payment of the annual fees is allocated among such investment companies based on their relative net assets. Payment of meeting fees are allocated only among those investment companies to which such meetings relate. The "interested" Trustees of the Portfolio receive no compensation for their service as Trustees. None of the executive officers receive compensation from the Portfolio. The following tables provide compensation information for the Trustees for the year-ended December 31, 1999.

                                                KINETICS PORTFOLIOS TRUST
                                                   COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen                      None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Mutual Funds, Inc.

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

ITEM 14. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

(A) CONTROL PERSONS & (B) PRINCIPAL HOLDERS

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the commencement of investment operations, the Portfolio could be deemed to be under the control of The Internet New Paradigm Fund, a series of Kinetics Mutual Funds, Inc. and the sole investor in the Portfolio as of the date of this SAI. Similarly, as of such time, Kinetics Mutual Funds, Inc. through its series, The Internet Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, The Small Cap Opportunities Fund, The Middle East Growth Fund, The Medical Fund, and The Kinetics Government Money Market Fund (each a "Fund" and collectively the "Funds"), was the owner of 100% of the value of the outstanding interests in the Trust. Any investor owning more than 50% of the value of the outstanding interests in the Portfolio may take actions without the approval of any other investor who invests in the Portfolio.

Kinetics Mutual Funds, Inc. has informed the Trust that whenever The Internet New Paradigm Fund is requested to vote on a matter pertaining to the Portfolio, The Internet New Paradigm Fund will hold a meeting of its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by The Internet New Paradigm Fund 's shareholders. It is anticipated that other registered investment companies investing in the Portfolio, if any, will follow the same or a similar practice, although, as of May 1, 2000, there were no other investors in the Portfolio.

(b) Management Ownership

MANAGEMENT OWNERSHIP

The percentage of the Portfolio's interests owned or controlled by the executive officers and Trustees of the Portfolio and the Trust is less than 1% of the interests of the Portfolio.

ITEM 15. INVESTMENT ADVISORY AND OTHER SERVICES

(A) INVESTMENT ADVISER

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement will remain in effect for a term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor "interested" persons as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

(B) PRINCIPAL UNDERWRITER

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

(C) SERVICES PROVIDED BY THE INVESTMENT ADVISER AND PORTFOLIO EXPENSES PAID BY THIRD PARTIES

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, transfer agent and Portfolio accountant are paid by the Portfolio.

(D) SERVICE AGREEMENTS

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Portfolio. Under an Administrative Services Agreement with the Portfolio, Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Portfolio's accountant and transfer agent. As such, Firstar provides certain investor services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain investors' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Independent Public Accountants
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000. Their services include examination of the Trust's financial statements and the performance of other related audit and tax services.

ITEM 16. BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

ITEM 17. CAPITAL STOCK AND OTHER SECURITIES

(a) Capital Stock

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to vote in proportion to the amount of its investment in the Portfolio. Voting rights are non-cumulative.

Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or
(2) investors holding at least 10% of the interests in a Portfolio (if the meeting relates solely to that Portfolio), or investors holding at least 10% of the aggregate interests in the Trust (if the meeting relates to the Trust and not specifically to a Portfolio) requests in writing a meeting of investors. Changes in fundamental policies or limitations will be submitted to investors for approval.

The Trust is organized as a business trust under the laws of the State of Delaware. Investors in a Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by the Trust in the event that there is imposed upon an investor a greater portion of the liabilities and obligations than its proportionate beneficial interest in the Portfolio. The Declaration of Trust also provides that, subject to the provisions of the 1940 Act, the Trust may maintain insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Portfolio, investors, Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets.

ITEM 18. PURCHASE, REDEMPTION AND PRICING OF SHARES

(A) PURCHASE OF SHARES

PURCHASE OF SHARES
--------------------------------------------------------------------------------


Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

(C)  REDEMPTION OF SHARES

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.

(B) OFFERING PRICE

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are sold at the NAV per share next computed following acceptance of an order by the Portfolio. The Portfolio's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

ITEM 19. TAXATION OF THE PORTFOLIO

TAXES
--------------------------------------------------------------------------------

ITEM 20. UNDERWRITERS

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

ITEM 21. CALCULATION OF PERFORMANCE DATA

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

(1) AVERAGE ANNUAL TOTAL RETURN QUOTATION

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

(2) Yield Quotation

YIELD

Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Portfolio's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Portfolio may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio.

COMPARISON OF PORTFOLIO PERFORMANCE

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Portfolio may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an unmanaged mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

ITEM 22. FINANCIAL STATEMENTS

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


ASSETS


Cash                                                          $ 100,000

NET ASSETS                                                    $ 100,000

Kinetics Portfolios Trust

FINANCIAL STATEMENT
APRIL 27, 2000

Report of Independent Accountants

To the Shareholder and Board of Trustees of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Kinetics Portfolios Trust (hereafter referred to as the "Trust") at April 27, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

April 27, 2000
KINETICS PORTFOLIOS TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF APRIL 27, 2000

    The accompanying notes are an integral part of this financial statement.

[OBJECT OMITTED]
KINETICS PORTFOLIOS TRUST
NOTES TO FINANCIAL STATEMENT
AS OF APRIL 27, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Internet Infrastructure Portfolio, The Medical Portfolio, The Kinetics Government Money Market Portfolio, The Small Cap Opportunities Portfolio and The Middle East Growth Portfolio (the "Portfolios"). Pursuant to the 1940 Act, the Portfolios are "non-diversified" series of the Trust. The Trust has had no operations other than the contribution by Kinetics Asset Management, Inc., the Portfolios' Adviser ("Adviser"), of $100,000, representing a beneficial interest in the Trust. The Portfolios have had no operations through April 27, 2000. On April 28, 2000, the Trust intends to distribute the Adviser's $100,000 contribution to the Portfolios, at which time the Adviser will become a partner in each of the Portfolios. In addition, on April 28, 2000 various feeder funds ("Funds") sponsored by the Adviser will invest their investable assets in the corresponding Portfolios under a master-feeder capital structure.

2. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Trust have been absorbed by the Funds prior to their conversion to the master-feeder capital structure. Accordingly, no statement of operations of the Trust has been provided.

FEDERAL INCOME TAXES

Each Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Portfolios will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

1.

3. INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of the Agreement, the Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of the Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Portfolio's average daily net assets.

The Adviser also serves as administrator to the Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Portfolios, the Adviser receives an annual administration fee equal to 0.10% of the Portfolio's average daily net assets from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual
Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.




PART B.: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

ITEM 10.: COVER PAGE AND TABLE OF CONTENTS

                              THE MEDICAL PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605

                                 (800) 930-3828

                                 April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about The Medical Portfolio (the "Portfolio"). The Portfolio is a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Portfolio's current Prospectus dated April 28, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Portfolio at the address set forth above or call the telephone number shown above.

This SAI is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended ("1933 Act"), because such interests are issued solely to in private placement transactions to eligible investors that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Portfolio may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, segregated asset accounts and certain qualified pension and retirement plans. Neither this SAI nor the Registration Statement as a whole constitutes an offer to sell or the solicitation of an offer to buy any beneficial interests in this Portfolio or any other portfolio series of the Trust.

                              THE MEDICAL PORTFOLIO

The Portfolio..................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................8
Temporary Investments..........................................................9
Portfolio Turnover.............................................................9
Management of the Portfolio...................................................10
Control Persons and Principal Holders of Securities...........................12
Investment Adviser............................................................13
Administrative Services.......................................................14
Custodian.....................................................................14
Brokerage.....................................................................15
Capitalization................................................................16
Purchase of Shares............................................................17
Redemption of Shares..........................................................17
Valuation of Shares...........................................................17
Taxes.........................................................................18
Performance Information.......................................................20
Financial Statements..........................................................22
Appendix......................................................................23


ITEM 11. PORTFOLIO HISTORY

THE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is a series of Kinetics Portfolios Trust, a business trust organized pursuant to a Declaration of Trust under the laws of the State of Delaware on March 14, 2000. The Portfolio's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605

ITEM 12. DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

(A) CLASSIFICATION

The Portfolio is a non-diversified, open-end management investment company.

(B) INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Portfolio's primary investment objective is long-term growth of capital. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. . The Portfolio is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. This Portfolio should not be used as a trading vehicle.

(C) PORTFOLIO POLICIES

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's investors.

OPTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 50% of its total assets, the Portfolio will not invest in the securities of any issuer if as a result the Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 65% of the Portfolio's total assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development.

7. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation. However, in the event that the Portfolio's holdings in illiquid securities reach 15% of the value of its net assets, the Adviser is authorized by the Board of Trustees to make such adjustments as necessary to reduce the holdings of illiquid securities to comply with the guidelines of paragraph number 5 above.

(D) TEMPORARY DEFENSIVE POSITION

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

(E) PORTFOLIO TURNOVER

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

ITEM 13. MANAGEMENT OF THE PORTFOLIO

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The management and affairs of the Portfolio are supervised by the Board of Trustees of the Trust. The Board consists of eight individuals, five of whom are not "interested" persons of the Portfolio as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Portfolio's investors and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Portfolio and appoint the officers who conduct the daily business of the Portfolio. Officers and Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. "Interested" Trustees are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999); President
                                                                       and Chairman of the Board of Kinetics
                                                                       Mutual Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34             Trustee          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present);
Valhalla, NY  10595                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46             Trustee          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present);
New York, NY  10173                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36             Trustee          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36             Trustee          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present);
Stonybrook, NY  11790                                                  Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present); Leon D. Alpern & Co.
                                                                       (1985 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37             Trustee          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present); Director, Kinetics Mutual
Long Beach, NY  11561                                                  Funds, Inc. (1999 to Present); Gabor &
                                                                       Gabor (1995 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45             Trustee          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); formerly
                                                                       President, J.E. Breslin & Co., an
                                                                       investment management consulting firm
                                                                       (1994 to 1999.
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68             Trustee          Director, Kinetics Mutual Funds, Inc.
31 Hemlock Drive                                                       (1999 to Present); Retired; Senior
Sleepy Hollow, NY  10591                                               Advisor, Long Term Credit Bank of Japan,
                                                                       Ltd.; Executive Vice President, LTCB
                                                                       Trust Company;
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer of the Trust   Management (1999 to Present); Vice
New York, NY  10173                                                    President and Treasurer Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); President
                                                                       & Director of Business. Development,
                                                                       Vista Fund Distributors, Inc. (1995 to
                                                                       1999); Managing Director, Forum Financial
                                                                       Group, a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust , Kinetics Mutual Funds, Inc. or Kinetics Asset Management, Inc. receive an aggregate annual fee of $15,000 per year for their services as Trustees or directors of all open-end investment companies distributed by Kinetics Funds Distributors, Inc. and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman.. Payment of the annual fees is allocated among such investment companies based on their relative net assets. Payment of meeting fees are allocated only among those investment companies to which such meetings relate. The "interested" Trustees of the Portfolio receive no compensation for their service as Trustees. None of the executive officers receive compensation from the Portfolio. The following tables provide compensation information for the Trustees for the year-ended December 31, 1999.

                                                 KINETICS PORTFOLIOS TRUST
                                                   COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM PORTFOLIO AND
                             FROM PORTFOLIO    PART OF PORTFOLIO          RETIREMENT          PORTFOLIO COMPLEX PAID
                                               EXPENSES                                       TO TRUSTEES
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Trustee

Kathleen Campbell                  None                 None                   None                    None
Trustee

Murray Stahl                       None                 None                   None                    None
Trustee

Steven T. Russell                  None                 None                   None                    None
Trustee

Douglas Cohen, CPA                 None                 None                   None                    None
Trustee

William J. Graham                  None                 None                   None                    None
Trustee

Joseph E. Breslin                  None                 None                   None                    None
Trustee

John J. Sullivan                   None                 None                   None                    None
Trustee
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

ITEM 14.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

(A) CONTROL PERSONS & (B) PRINCIPAL HOLDERS

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the commencement of investment operations, the Portfolio could be deemed to be under the control of The Internet New Paradigm Fund, a series of Kinetics Mutual Funds, Inc. and the sole investor in the Portfolio as of the date of this SAI. Similarly, as of such time, Kinetics Mutual Funds, Inc. through its series, The Internet Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, The Small Cap Opportunities Fund, The Middle East Growth Fund, The Medical Fund, and The Kinetics Government Money Market Fund (each a "Fund" and collectively the "Funds"), was the owner of 100% of the value of the outstanding interests in the Trust. Any investor owning more than 50% of the value of the outstanding interests in the Portfolio may take actions without the approval of any other investor who invests in the Portfolio.

Kinetics Mutual Funds, Inc. has informed the Trust that whenever The Internet New Paradigm Fund is requested to vote on a matter pertaining to the Portfolio, The Internet New Paradigm Fund will hold a meeting of its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by The Internet New Paradigm Fund 's shareholders. It is anticipated that other registered investment companies investing in the Portfolio, if any, will follow the same or a similar practice, although, as of May 1, 2000, there were no other investors in the Portfolio.

(b) Management Ownership

MANAGEMENT OWNERSHIP

The percentage of the Portfolio's interests owned or controlled by the executive officers and Trustees of the Portfolio and the Trust is less than 1% of the interests of the Portfolio.

ITEM 15. INVESTMENT ADVISORY AND OTHER SERVICES

(A) INVESTMENT ADVISER

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000 the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement will remain in effect for a term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor "interested" persons as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

(B) PRINCIPAL UNDERWRITER

PRIVATE PLACEMENT AGENT

T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut, 06032 serves as the private placement agent for the shares of the Portfolio on a best efforts basis. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States. Beneficial interests in the Portfolio are issued continuously.


(C) SERVICES PROVIDED BY THE INVESTMENT ADVISER AND PORTFOLIO EXPENSES PAID BY THIRD PARTIES

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, transfer agent and Portfolio accountant are paid by the Portfolio.

(D) SERVICE AGREEMENTS

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Portfolio. Under an Administrative Services Agreement with the Portfolio, Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Portfolio's accountant and transfer agent. As such, Firstar provides certain investor services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain investors' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Independent Public Accountants
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000. Their services include examination of the Trust's financial statements and the performance of other related audit and tax services.

ITEM 16. BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

ITEM 17. CAPITAL STOCK AND OTHER SECURITIES

(a) Capital Stock

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to vote in proportion to the amount of its investment in the Portfolio. Voting rights are non-cumulative.

Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or
(2) investors holding at least 10% of the interests in a Portfolio (if the meeting relates solely to that Portfolio), or investors holding at least 10% of the aggregate interests in the Trust (if the meeting relates to the Trust and not specifically to a Portfolio) requests in writing a meeting of investors. Changes in fundamental policies or limitations will be submitted to investors for approval.

The Trust is organized as a business trust under the laws of the State of Delaware. Investors in a Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by the Trust in the event that there is imposed upon an investor a greater portion of the liabilities and obligations than its proportionate beneficial interest in the Portfolio. The Declaration of Trust also provides that, subject to the provisions of the 1940 Act, the Trust may maintain insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Portfolio, investors, Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets.

ITEM 18. PURCHASE, REDEMPTION AND PRICING OF SHARES

(A) PURCHASE OF SHARES

PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

(C)  REDEMPTION OF SHARES

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.

(B) OFFERING PRICE

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are sold at the NAV per share next computed following acceptance of an order by the Portfolio. The Portfolio's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

ITEM 19. TAXATION OF THE PORTFOLIO

TAXES
--------------------------------------------------------------------------------

The Portfolio will be treated as a partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax. Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund, and (2) the Fund's share of the Portfolio's losses.

Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from hedging instruments derived by the Portfolio with respect to its business of investing in securities, will qualify as permissible income for the Fund under the Income Requirement.

Exchange-traded futures contracts, certain forward contracts and listed options thereon subject to Section 1256 of the code ("Section 1256 Contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 Contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

The Portfolio may acquire securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

ITEM 20. UNDERWRITERS

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

ITEM 21. CALCULATION OF PERFORMANCE DATA

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

(1) AVERAGE ANNUAL TOTAL RETURN QUOTATION

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

(2) Yield Quotation

YIELD

Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Portfolio's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Portfolio may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio.

COMPARISON OF PORTFOLIO PERFORMANCE

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Portfolio may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an unmanaged mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

ITEM 22. FINANCIAL STATEMENTS

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


ASSETS


Cash                                                          $ 100,000

NET ASSETS                                                    $ 100,000

Kinetics Portfolios Trust

FINANCIAL STATEMENT
APRIL 27, 2000

Report of Independent Accountants

To the Shareholder and Board of Trustees of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Kinetics Portfolios Trust (hereafter referred to as the "Trust") at April 27, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

April 27, 2000
KINETICS PORTFOLIOS TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF APRIL 27, 2000

    The accompanying notes are an integral part of this financial statement.

[OBJECT OMITTED]
KINETICS PORTFOLIOS TRUST
NOTES TO FINANCIAL STATEMENT
AS OF APRIL 27, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Internet Infrastructure Portfolio, The Medical Portfolio, The Kinetics Government Money Market Portfolio, The Small Cap Opportunities Portfolio and The Middle East Growth Portfolio (the "Portfolios"). Pursuant to the 1940 Act, the Portfolios are "non-diversified" series of the Trust. The Trust has had no operations other than the contribution by Kinetics Asset Management, Inc., the Portfolios' Adviser ("Adviser"), of $100,000, representing a beneficial interest in the Trust. The Portfolios have had no operations through April 27, 2000. On April 28, 2000, the Trust intends to distribute the Adviser's $100,000 contribution to the Portfolios, at which time the Adviser will become a partner in each of the Portfolios. In addition, on April 28, 2000 various feeder funds ("Funds") sponsored by the Adviser will invest their investable assets in the corresponding Portfolios under a master-feeder capital structure.

2. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Trust have been absorbed by the Funds prior to their conversion to the master-feeder capital structure. Accordingly, no statement of operations of the Trust has been provided.

FEDERAL INCOME TAXES

Each Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Portfolios will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

1.

3. INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of the Agreement, the Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of the Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Portfolio's average daily net assets.

The Adviser also serves as administrator to the Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Portfolios, the Adviser receives an annual administration fee equal to 0.10% of the Portfolio's average daily net assets from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual
Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



PART B.:          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

ITEM 10.:         COVER PAGE AND TABLE OF CONTENTS

                      THE SMALL CAP OPPORTUNITIES PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605

                                 (800) 930-3828

                                 April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about The Small Cap Opportunities Portfolio (the "Portfolio"). The Portfolio is a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Portfolio's current Prospectus dated April 28, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Portfolio at the address set forth above or call the telephone number shown above.

This SAI is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended ("1933 Act"), because such interests are issued solely to in private placement transactions to eligible investors that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Portfolio may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts and certain qualified pension and retirement plans. Neither this SAI nor the Registration Statement as a whole constitutes an offer to sell or the solicitation of an offer to buy any beneficial interests in this Portfolio or any other portfolio series of the Trust.

                      THE SMALL CAP OPPORTUNITIES PORTFOLIO

The Portfolio..................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................4
Investment Restrictions........................................................8
Temporary Investments..........................................................6
Portfolio Turnover.............................................................6
Management of the Portfolio....................................................7
Control Persons and Principal Holders of Securities............................8
Investment Adviser.............................................................8
Administrative Services........................................................9
Custodian......................................................................9
Capitalization.................................................................9
Valuation of Shares...........................................................10
Purchasing Shares.............................................................10
Redemption of Shares..........................................................11
Brokerage.....................................................................12
Taxes.........................................................................13
Performance Information.......................................................14
Independent Auditors..........................................................15
Financial Statements..........................................................15
Appendix......................................................................16

ITEM 11. PORTFOLIO HISTORY

THE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is a series of Kinetics Portfolios Trust, a business trust organized pursuant to a Declaration of Trust under the laws of the State of Delaware on March 14, 2000. The Portfolio's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605

ITEM 12. DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

(A) CLASSIFICATION

The Portfolio is a non-diversified, open-end management investment company.

(B) INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Portfolio's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. The Portfolio is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

(C) PORTFOLIO POLICIES

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this SAI for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's investors.

OPTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 50% of its total assets, the Portfolio will not invest in the securities of any issuer if as a result the Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Portfolio's total assets will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments.

7. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Portfolio's portfolio securities will not constitute a violation of such limitation.

(D) TEMPORARY DEFENSIVE POSITION

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

(E) PORTFOLIO TURNOVER

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

ITEM 13. MANAGEMENT OF THE PORTFOLIO

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The management and affairs of the Portfolio are supervised by the Board of Trustees of the Trust. The Board consists of eight individuals, five of whom are not "interested" persons of the Portfolio as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Portfolio's investors and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Portfolio and appoint the officers who conduct the daily business of the Portfolio. Officers and Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. "Interested" Trustees are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999); President
                                                                       and Chairman of the Board of Kinetics
                                                                       Mutual Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34             Trustee          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present);
Valhalla, NY  10595                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46             Trustee          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present);
New York, NY  10173                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36             Trustee          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36             Trustee          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present);
Stonybrook, NY  11790                                                  Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present); Leon D. Alpern & Co.
                                                                       (1985 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37             Trustee          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present); Director, Kinetics Mutual
Long Beach, NY  11561                                                  Funds, Inc. (1999 to Present); Gabor &
                                                                       Gabor (1995 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45             Trustee          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); formerly
                                                                       President, J.E. Breslin & Co., an
                                                                       investment management consulting firm
                                                                       (1994 to 1999.
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68             Trustee          Director, Kinetics Mutual Funds, Inc.
31 Hemlock Drive                                                       (1999 to Present); Retired; Senior
Sleepy Hollow, NY  10591                                               Advisor, Long Term Credit Bank of Japan,
                                                                       Ltd.; Executive Vice President, LTCB
                                                                       Trust Company;
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer of the Trust   Management (1999 to Present); Vice
New York, NY  10173                                                    President and Treasurer Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); President
                                                                       & Director of Business. Development,
                                                                       Vista Fund Distributors, Inc. (1995 to
                                                                       1999); Managing Director, Forum Financial
                                                                       Group, a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust , Kinetics Mutual Funds, Inc. or Kinetics Asset Management, Inc. receive an aggregate annual fee of $15,000 per year for their services as Trustees or directors of all open-end investment companies distributed by Kinetics Funds Distributors, Inc. and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman.. Payment of the annual fees is allocated among such investment companies based on their relative net assets. Payment of meeting fees are allocated only among those investment companies to which such meetings relate. The "interested" Trustees of the Portfolio receive no compensation for their service as Trustees. None of the executive officers receive compensation from the Portfolio. The following tables provide compensation information for the Trustees for the year-ended December 31, 1999.

                                                  KINETICS PORTFOLIOS TRUST
                                                      COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen                      None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Mutual Funds, Inc.

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

ITEM 14.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

(A) CONTROL PERSONS & (B) PRINCIPAL HOLDERS

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the commencement of investment operations, the Portfolio could be deemed to be under the control of The Small Cap Opportunities Fund, a series of Kinetics Mutual Funds, Inc. and the sole investor in the Portfolio as of the date of this SAI. Similarly, as of such time, Kinetics Mutual Funds, Inc. through its series, The Internet Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, The Small Cap Opportunities Fund, The Middle East Growth Fund, The Medical Fund, and The Kinetics Government Money Market Fund (each a "Fund" and collectively the "Funds"), was the owner of 100% of the value of the outstanding interests in the Trust. Any investor owning more than 50% of the value of the outstanding interests in the Portfolio may take actions without the approval of any other investor who invests in the Portfolio.

Kinetics Mutual Funds, Inc. has informed the Trust that whenever The Small Cap Opportunities Fund is requested to vote on a matter pertaining to the Portfolio, The Small Cap Opportunities Fund will hold a meeting of its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by The Small Cap Opportunities Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolio, if any, will follow the same or a similar practice, although, as of May 1, 2000, there were no other investors in the Portfolio.

(c) Management Ownership

MANAGEMENT OWNERSHIP

The percentage of the Portfolio's interests owned or controlled by the executive officers and Trustees of the Portfolio and the Trust is less than 1% of the interests of the Portfolio.

ITEM 15. INVESTMENT ADVISORY AND OTHER SERVICES

(A) INVESTMENT ADVISER

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000 the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement will remain in effect for a term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor "interested" persons as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

(B) PRINCIPAL UNDERWRITER

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

(C) SERVICES PROVIDED BY THE INVESTMENT ADVISER AND PORTFOLIO EXPENSES PAID BY THIRD PARTIES

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, transfer agent and Portfolio accountant are paid by the Portfolio.

(D) SERVICE AGREEMENTS

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Portfolio. Under an Administrative Services Agreement with the Portfolio, Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Portfolio's accountant and transfer agent. As such, Firstar provides certain investor services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain investors' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Independent Public Accountants
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000. Their services include examination of the Trust's financial statements and the performance of other related audit and tax services.

ITEM 16. BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

ITEM 17. CAPITAL STOCK AND OTHER SECURITIES

(a) Capital Stock

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to vote in proportion to the amount of its investment in the Portfolio. Voting rights are non-cumulative.

Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or
(2) investors holding at least 10% of the interests in a Portfolio (if the meeting relates solely to that Portfolio), or investors holding at least 10% of the aggregate interests in the Trust (if the meeting relates to the Trust and not specifically to a Portfolio) requests in writing a meeting of investors. Changes in fundamental policies or limitations will be submitted to investors for approval.

The Trust is organized as a business trust under the laws of the State of Delaware. Investors in a Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by the Trust in the event that there is imposed upon an investor a greater portion of the liabilities and obligations than its proportionate beneficial interest in the Portfolio. The Declaration of Trust also provides that, subject to the provisions of the 1940 Act, the Trust may maintain insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Portfolio, investors, Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets.

ITEM 18. PURCHASE, REDEMPTION AND PRICING OF SHARES

(A) PURCHASE OF SHARES

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

(C)  REDEMPTION OF SHARES

                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.

(B) OFFERING PRICE

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are sold at the NAV per share next computed following acceptance of an order by the Portfolio. The Portfolio's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

ITEM 19. TAXATION OF THE PORTFOLIO

TAXES
--------------------------------------------------------------------------------

The Portfolio will be classified for federal income tax purposes as a partnership that is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each Interestholder in the Portfolio is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

A holder of beneficial interest in the Portfolio (an "Interestholder") is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for, among other things, purposes of determining whether the Interestholder satisfies the requirements to qualify as a regulated investment company ("RIC"). Accordingly, the Portfolio intends to conduct its operations so that its Interestholders that invest substantially all of their assets in the Portfolio and intend to qualify as RICs should be able to satisfy all those requirements.

Distributions to an Interestholder from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Interestholder's recognition of any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent any cash that is distributed exceeds the Interestholder's basis for its interest in the Portfolio before the distribution; (2) income or gain will be recognized if the distribution is in liquidation of the Interestholder's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; (3) loss will be recognized to the extent that a liquidation distribution consisting solely of cash and/or unrealized receivables is less than the Interestholder's basis for its interest in the Portfolio prior to the distribution; and (4) gain or loss may be recognized on a distribution to an Interestholder that contributed property to the Portfolio. An Interestholder's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property it invests in the Portfolio, increased by the Interestholder's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Interestholder and (b) the Interestholder's share of the Portfolio's losses.

The income tax and estate tax consequences to a non-U.S. Interestholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. Interestholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Non-U.S. Interestholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

The foregoing discussion relates only to federal income tax law. Income from the Portfolio also may be subject to foreign, state and local taxes, and their treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Interestholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.

ITEM 20. UNDERWRITERS

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

ITEM 21. CALCULATION OF PERFORMANCE DATA

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

(1) AVERAGE ANNUAL TOTAL RETURN QUOTATION

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

(2) Yield Quotation

YIELD

Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Portfolio's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Portfolio may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio.

COMPARISON OF PORTFOLIO PERFORMANCE

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Portfolio may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an unmanaged mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

ITEM 22. FINANCIAL STATEMENTS

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


ASSETS


Cash                                                          $ 100,000

NET ASSETS                                                    $ 100,000

Kinetics Portfolios Trust

FINANCIAL STATEMENT
APRIL 27, 2000

Report of Independent Accountants

To the Shareholder and Board of Trustees of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Kinetics Portfolios Trust (hereafter referred to as the "Trust") at April 27, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

April 27, 2000
KINETICS PORTFOLIOS TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF APRIL 27, 2000

    The accompanying notes are an integral part of this financial statement.

[OBJECT OMITTED]
KINETICS PORTFOLIOS TRUST
NOTES TO FINANCIAL STATEMENT
AS OF APRIL 27, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Internet Infrastructure Portfolio, The Medical Portfolio, The Kinetics Government Money Market Portfolio, The Small Cap Opportunities Portfolio and The Middle East Growth Portfolio (the "Portfolios"). Pursuant to the 1940 Act, the Portfolios are "non-diversified" series of the Trust. The Trust has had no operations other than the contribution by Kinetics Asset Management, Inc., the Portfolios' Adviser ("Adviser"), of $100,000, representing a beneficial interest in the Trust. The Portfolios have had no operations through April 27, 2000. On April 28, 2000, the Trust intends to distribute the Adviser's $100,000 contribution to the Portfolios, at which time the Adviser will become a partner in each of the Portfolios. In addition, on April 28, 2000 various feeder funds ("Funds") sponsored by the Adviser will invest their investable assets in the corresponding Portfolios under a master-feeder capital structure.

2. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Trust have been absorbed by the Funds prior to their conversion to the master-feeder capital structure. Accordingly, no statement of operations of the Trust has been provided.

FEDERAL INCOME TAXES

Each Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Portfolios will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

1.

3. INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of the Agreement, the Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of the Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Portfolio's average daily net assets.

The Adviser also serves as administrator to the Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Portfolios, the Adviser receives an annual administration fee equal to 0.10% of the Portfolio's average daily net assets from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual
Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar.



                        THE MIDDLE EAST GROWTH PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605

                                 (800) 930-3828

                               April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about The Middle-East Growth Portfolio (the "Portfolio"). The Portfolio is a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Portfolio's current Prospectus dated April 28, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Portfolio at the address set forth above or call the telephone number shown above.

This SAI is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended ("1933 Act"), because such interests are issued solely to in private placement transactions to eligible investors that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Portfolio may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts and certain qualified pension and retirement plans. Neither this SAI nor the Registration Statement as a whole constitutes an offer to sell or the solicitation of an offer to buy any beneficial interests in this Portfolio or any other portfolio series of the Trust.

                        THE MIDDLE EAST GROWTH PORTFOLIO

The Portfolio..................................................................3
Investment Policies and Associated Risks.......................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................9
Temporary Investments.........................................................10
Portfolio Turnover............................................................10
Management of the Portfolio...................................................11
Control Persons and Principal Holders of Securities...........................13
Investment Adviser............................................................14
Administrative Services.......................................................15
Custodian.....................................................................15
Brokerage.....................................................................16
Capitalization................................................................17
Purchase of Shares............................................................18
Redemption of Shares..........................................................18
Valuation of Shares...........................................................19
Taxes.........................................................................19
Performance Information.......................................................20
Financial Statements..........................................................22
Appendix......................................................................23


ITEM 11. PORTFOLIO HISTORY

THE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is a series of Kinetics Portfolios Trust, a business trust organized pursuant to a Declaration of Trust under the laws of the State of Delaware on March 14, 2000. The Portfolio's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605

ITEM 12. DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

(A) CLASSIFICATION

The Portfolio is a non-diversified, open-end management investment company.

(B) INVESTMENT STRATEGIES AND RISKS

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Portfolio's primary investment objective is long-term growth of capital. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of foreign and U.S. companies that are engaged in business activities in the Middle East. The Portfolio is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.

(C) PORTFOLIO POLICIES

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this SAI for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's investors.

SPECIAL CONSIDERATIONS OF THE MIDDLE EAST

As a non-diversified fund, the Portfolio has no limit on the percentage of assets that it may invest in any single issuer. An investment in the Portfolio, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio's securities. Any economic, political, or regulatory developments affecting the value of securities in the Portfolio's portfolio securities will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Portfolio intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash and cash items) that exceed 5% of the Portfolio's total assets shall not exceed 50% of the value of its total assets. In addition, not more than 25% of its total assets will be invested in the securities of any one issuer, except government securities or securities of regulated investment companies.

The Portfolio defines the "Middle East" to be that region ranging from Morocco on the North African coast, including Algeria, Tunisia, Libya, Egypt, Sudan and Chad, to the Persian Gulf region, including Israel, Lebanon, Jordan, Syria, Iraq, Iran, Saudi Arabia, Yemen, People's Republic of Yemen, Oman, United Arab Emirates, Qatar and Kuwait). Based on their gross domestic products and stock market capitalizations, it is expected that Israel and Egypt will represent the largest country investments in the Portfolio.

The following information is a brief summary of the prevailing economic conditions and general summary of the market in the Middle East.

The Middle East securities markets are dominated by the Tel Aviv Stock Exchange ("TASE") and the Egyptian Stock Exchange. The TASE accounts for approximately one half of the aggregate value of the Middle East stock exchanges, and the TASE and Egyptian Stock Exchange together account for approximately two-thirds. Measured by gross domestic product ("GDP"), Israel and Egypt together account for approximately two-thirds of the aggregate GDP of those Middle East nations with active stock exchanges. Accordingly, these two markets are anticipated to represent significant areas of investment for the Portfolio. They are, nevertheless, relatively illiquid, with a combined market capitalization of less than $75 billion. In contrast each of the 25 largest companies in the S&P 500 have a market capitalization that exceeds $100 billion. These markets are also relatively concentrated. For instance, two-thirds of the shares on the TASE are held by insiders, corporate cross-ownership arrangements and the government, so that the effective float is quite limited. These markets are therefore expected to be volatile in the future, as has been the experience in the past.

The Middle East markets are also characterized by extreme variations in economic development. Measured by per-capita wealth and certain other demographic measures such as education, industrialization and infant mortality, Israel, with per-capita GDP of approximately $18,000, is most closely associated with European developed nations, while most other Middle East countries, such as Egypt and Jordan, with per-capita GDP of approximately $3,000, would be categorized as developing nations.

Many of the most important Mid-East stock markets, including the TASE, the Egyptian Stock Exchange and the Amman Financial Market, have been experiencing a variety of market-oriented reforms in recent years. Since the mid 1990s, the Alexandria and Cairo stock exchanges, inactive for 30 years, have been reactivated, consolidated and, in coordination with the government's economic reform program, reorganized. In 1998, among other modernization initiatives, the Exchange undertook the development of standardized arbitration procedures and a share clearing and settlement system that conforms to international standards. This has resulted in a substantial increase in the number of Exchange-listed companies.

The TASE has been undergoing a series of market oriented reforms, including a gradual but continuing privatization program for the substantial portfolio of state-owned enterprises; the expansion of investment options for provident funds (similar to a pooled, bank-managed version of an IRA in the U.S.) such that these large pools of capital may now invest in equity securities; deregulation, as of the communications services industry; and relaxation of restrictions on currency exchange. Israeli companies, particularly in the technology sector, have been quite successful at raising foreign investment capital, both domestically and in the U.S., where Israel ranks second in terms of the number of non-American public share listings on U.S. stock exchanges.

The securities on the primary Middle East stock exchanges are subject to substantial volatility relative to the political and military tensions endemic to this region, most particularly between Israel and the Arab nations and the Palestinians. Aside from the significant risk discount that can apply to the equities in such markets, there is also an economic drain in the form of expenditures for defense, including the cost in the diversion of productive manpower, which absorbs a significant proportion of regional GDP. Despite these pressures, economic growth in Israel, for instance, has generally been quite robust. The potential economic and market benefits on a regional basis from progress in peace negotiations, much less from substantive cross-border economic cooperation, could therefore be quite significant, particularly given the highly complementary physical, technological and human resources that exist but have yet to be capitalized.

The Portfolio's concentration in securities issued in the Middle East provides a greater level of risk than a fund whose assets are diversified across numerous countries. The stability of Middle East companies will depend on the economic, political and demographic conditions within the Middle East and the underlying fiscal condition of the Middle East.

OPTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 50% of its total assets, the Portfolio will not invest in the securities of any issuer if as a result the Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Portfolio will not invest in the securities of any one industry except in foreign and U.S. companies that are engaged in business activities in the Middle East, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Portfolio's total assets will be invested in the securities of foreign and U.S. companies that are engaged in business activities in the Middle East.

7. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Portfolio's portfolio securities will not constitute a violation of such limitation.

(D) TEMPORARY DEFENSIVE POSITION

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

(E) PORTFOLIO TURNOVER

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

Due to the changing nature of the business activities in the Middle East, its economy and market conditions, the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

ITEM 13. MANAGEMENT OF THE PORTFOLIO

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The management and affairs of the Portfolio are supervised by the Board of Trustees of the Trust. The Board consists of eight individuals, five of whom are not "interested" persons of the Portfolio as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Portfolio's investors and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Portfolio and appoint the officers who conduct the daily business of the Portfolio. Officers and Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. "Interested" Trustees are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999); President
                                                                       and Chairman of the Board of Kinetics
                                                                       Mutual Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34             Trustee          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present);
Valhalla, NY  10595                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46             Trustee          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present);
New York, NY  10173                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36             Trustee          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36             Trustee          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present);
Stonybrook, NY  11790                                                  Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present); Leon D. Alpern & Co.
                                                                       (1985 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37             Trustee          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present); Director, Kinetics Mutual
Long Beach, NY  11561                                                  Funds, Inc. (1999 to Present); Gabor &
                                                                       Gabor (1995 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45             Trustee          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); formerly
                                                                       President, J.E. Breslin & Co., an
                                                                       investment management consulting firm
                                                                       (1994 to 1999.
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68             Trustee          Director, Kinetics Mutual Funds, Inc.
31 Hemlock Drive                                                       (1999 to Present); Retired; Senior
Sleepy Hollow, NY  10591                                               Advisor, Long Term Credit Bank of Japan,
                                                                       Ltd.; Executive Vice President, LTCB
                                                                       Trust Company;
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer of the Trust   Management (1999 to Present); Vice
New York, NY  10173                                                    President and Treasurer Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); President
                                                                       & Director of Business. Development,
                                                                       Vista Fund Distributors, Inc. (1995 to
                                                                       1999); Managing Director, Forum Financial
                                                                       Group, a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust , Kinetics Mutual Funds, Inc. or Kinetics Asset Management, Inc. receive an aggregate annual fee of $15,000 per year for their services as Trustees or directors of all open-end investment companies distributed by Kinetics Funds Distributors, Inc. and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman.. Payment of the annual fees is allocated among such investment companies based on their relative net assets. Payment of meeting fees are allocated only among those investment companies to which such meetings relate. The "interested" Trustees of the Portfolio receive no compensation for their service as Trustees. None of the executive officers receive compensation from the Portfolio. The following tables provide compensation information for the Trustees for the year-ended December 31, 1999.

                                                   KINETICS PORTFOLIOS TRUST
                                                       COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen                      None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Mutual Funds, Inc.

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

ITEM 14.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

(A) CONTROL PERSONS & (B) PRINCIPAL HOLDERS

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the commencement of investment operations, the Portfolio could be deemed to be under the control of The Middle-East Growth Fund, a series of Kinetics Mutual Funds, Inc. and the sole investor in the Portfolio as of the date of this SAI. Similarly, as of such time, Kinetics Mutual Funds, Inc. through its series, The Internet Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, The Small Cap Opportunities Fund, The Middle East Growth Fund, The Medical Fund, and The Kinetics Government Money Market Fund (each a "Fund" and collectively the "Funds"), was the owner of 100% of the value of the outstanding interests in the Trust. Any investor owning more than 50% of the value of the outstanding interests in the Portfolio may take actions without the approval of any other investor who invests in the Portfolio.

Kinetics Mutual Funds, Inc. has informed the Trust that whenever The Middle-East Growth Fund is requested to vote on a matter pertaining to the Portfolio, The Middle-East Growth Fund will hold a meeting of its shareholders and will vote its interest in the Portfolio in proportion to the votes cast The Middle-East Growth Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolio, if any, will follow the same or a similar practice, although, as of May 1, 2000, there were no other investors in the Portfolio.

(c) Management Ownership

MANAGEMENT OWNERSHIP

The percentage of the Portfolio's interests owned or controlled by the executive officers and Trustees of the Portfolio and the Trust is less than 1% of the interests of the Portfolio.

ITEM 15. INVESTMENT ADVISORY AND OTHER SERVICES

(A) INVESTMENT ADVISER

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000 the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement will remain in effect for a term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor "interested" persons as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

(B) PRINCIPAL UNDERWRITER

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

(C) SERVICES PROVIDED BY THE INVESTMENT ADVISER AND PORTFOLIO EXPENSES PAID BY THIRD PARTIES

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, transfer agent and Portfolio accountant are paid by the Portfolio.

(D) SERVICE AGREEMENTS

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Portfolio. Under an Administrative Services Agreement with the Portfolio, Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Portfolio's accountant and transfer agent. As such, Firstar provides certain investor services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain investors' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Independent Public Accountants
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000. Their services include examination of the Trust's financial statements and the performance of other related audit and tax services.

ITEM 16. BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

ITEM 17. CAPITAL STOCK AND OTHER SECURITIES

(a) Capital Stock

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to vote in proportion to the amount of its investment in the Portfolio. Voting rights are non-cumulative.

Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or
(2) investors holding at least 10% of the interests in a Portfolio (if the meeting relates solely to that Portfolio), or investors holding at least 10% of the aggregate interests in the Trust (if the meeting relates to the Trust and not specifically to a Portfolio) requests in writing a meeting of investors. Changes in fundamental policies or limitations will be submitted to investors for approval.

The Trust is organized as a business trust under the laws of the State of Delaware. Investors in a Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by the Trust in the event that there is imposed upon an investor a greater portion of the liabilities and obligations than its proportionate beneficial interest in the Portfolio. The Declaration of Trust also provides that, subject to the provisions of the 1940 Act, the Trust may maintain insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Portfolio, investors, Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets.

ITEM 18. PURCHASE, REDEMPTION AND PRICING OF SHARES

(A) PURCHASE OF SHARES

PURCHASE OF SHARES
--------------------------------------------------------------------------------


Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

(C)  REDEMPTION OF SHARES

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.

(B) OFFERING PRICE

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Portfolio are sold at the NAV per share next computed following acceptance of an order by the Portfolio. The Portfolio's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

ITEM 19. TAXATION OF THE PORTFOLIO

TAXES
--------------------------------------------------------------------------------

The Portfolio will be classified for federal income tax purposes as a partnership that is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each Interestholder in the Portfolio is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

A holder of beneficial interest in the Portfolio (an "Interestholder") is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for, among other things, purposes of determining whether the Interestholder satisfies the requirements to qualify as a regulated investment company ("RIC"). Accordingly, the Portfolio intends to conduct its operations so that its Interestholders that invest substantially all of their assets in the Portfolio and intend to qualify as RICs should be able to satisfy all those requirements.

Distributions to an Interestholder from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Interestholder's recognition of any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent any cash that is distributed exceeds the Interestholder's basis for its interest in the Portfolio before the distribution; (2) income or gain will be recognized if the distribution is in liquidation of the Interestholder's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; (3) loss will be recognized to the extent that a liquidation distribution consisting solely of cash and/or unrealized receivables is less than the Interestholder's basis for its interest in the Portfolio prior to the distribution; and (4) gain or loss may be recognized on a distribution to an Interestholder that contributed property to the Portfolio. An Interestholder's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property it invests in the Portfolio, increased by the Interestholder's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Interestholder and (b) the Interestholder's share of the Portfolio's losses.

The income tax and estate tax consequences to a non-U.S. Interestholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. Interestholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Non-U.S. Interestholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

The foregoing discussion relates only to federal income tax law. Income from the Portfolio also may be subject to foreign, state and local taxes, and their treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Interestholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.

ITEM 20. UNDERWRITERS

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

ITEM 21. CALCULATION OF PERFORMANCE DATA

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

(1) AVERAGE ANNUAL TOTAL RETURN QUOTATION

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

(2) Yield Quotation

YIELD

Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Portfolio's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Portfolio may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio.

COMPARISON OF PORTFOLIO PERFORMANCE

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Portfolio may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an unmanaged mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

ITEM 22. FINANCIAL STATEMENTS

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no Annual Report available at this time.

FINANCIAL STATEMENTS


ASSETS


Cash                                                          $ 100,000

NET ASSETS                                                    $ 100,000

Kinetics Portfolios Trust

FINANCIAL STATEMENT
APRIL 27, 2000

Report of Independent Accountants

To the Shareholder and Board of Trustees of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Kinetics Portfolios Trust (hereafter referred to as the "Trust") at April 27, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

April 27, 2000
KINETICS PORTFOLIOS TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF APRIL 27, 2000

    The accompanying notes are an integral part of this financial statement.

[OBJECT OMITTED]
KINETICS PORTFOLIOS TRUST
NOTES TO FINANCIAL STATEMENT
AS OF APRIL 27, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Internet Infrastructure Portfolio, The Medical Portfolio, The Kinetics Government Money Market Portfolio, The Small Cap Opportunities Portfolio and The Middle East Growth Portfolio (the "Portfolios"). Pursuant to the 1940 Act, the Portfolios are "non-diversified" series of the Trust. The Trust has had no operations other than the contribution by Kinetics Asset Management, Inc., the Portfolios' Adviser ("Adviser"), of $100,000, representing a beneficial interest in the Trust. The Portfolios have had no operations through April 27, 2000. On April 28, 2000, the Trust intends to distribute the Adviser's $100,000 contribution to the Portfolios, at which time the Adviser will become a partner in each of the Portfolios. In addition, on April 28, 2000 various feeder funds ("Funds") sponsored by the Adviser will invest their investable assets in the corresponding Portfolios under a master-feeder capital structure.

2. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Trust have been absorbed by the Funds prior to their conversion to the master-feeder capital structure. Accordingly, no statement of operations of the Trust has been provided.

FEDERAL INCOME TAXES

Each Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Portfolios will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

1.

3. INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of the Agreement, the Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of the Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Portfolio's average daily net assets.

The Adviser also serves as administrator to the Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Portfolios, the Adviser receives an annual administration fee equal to 0.10% of the Portfolio's average daily net assets from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual
Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


PART B.: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

ITEM 10.: COVER PAGE AND TABLE OF CONTENTS

                 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO

                      A SERIES OF KINETICS PORTFOLIOS TRUST

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605

                                 (800) 930-3828

                                 April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about The Kinetics Government Money Market Portfolio (the "Portfolio"). The Portfolio is a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Portfolio's current Prospectus dated April 28, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Portfolio at the address set forth above or call the telephone number shown above.

This SAI is being filed as a part of the Registration Statement filed by the Trust pursuant to Section 8(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Nevertheless, beneficial interests of each portfolio series of the Trust are not being registered under the Securities Act of 1933, as amended ("1933 Act"), because such interests are issued solely to in private placement transactions to eligible investors that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Accordingly, investments in the Portfolio may currently be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts and certain qualified pension and retirement plans. Neither this SAI nor the Registration Statement as a whole constitutes an offer to sell or the solicitation of an offer to buy any beneficial interests in this Portfolio or any other portfolio series of the Trust.


                 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO

The Portfolio..................................................................3
Investment Objective, Strategies, and Risks....................................3
Investment Policies and Associated Risks.......................................3
Investment Restrictions........................................................4
Management of the Portfolio....................................................5
Control Persons and Principal Holders of Securities............................7
Investment Adviser.............................................................8
Administrative Services.......................................................10
Custodian.....................................................................10
Brokerage.....................................................................10
Capitalization................................................................11
Purchase of Shares............................................................12
Redemption of Shares..........................................................12
Valuation of Shares...........................................................12
Taxes.........................................................................13
Performance Information.......................................................14
Financial Statements..........................................................15
Appendix......................................................................16

ITEM 11. PORTFOLIO HISTORY

THE PORTFOLIO
--------------------------------------------------------------------------------

The Portfolio is a series of Kinetics Portfolios Trust, a business trust organized pursuant to a Declaration of Trust under the laws of the State of Delaware on March 14, 2000. The Portfolio's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605

ITEM 12. DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

(A) CLASSIFICATION

The Portfolio is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

(B) INVESTMENT STRATEGIES AND RISKS

The investment objective of the Portfolio is to provide current income consistent with the preservation of capital and maintenance of liquidity. The Portfolio seeks to achieve its investment objective by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Portfolio also seeks to achieve its investment objective as set forth in this SAI in strict compliance with applicable laws and regulations, including the provisions and regulations of the 1940 Act. In particular, the Portfolio will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Portfolio will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (NRSRO) according to Rule 2a-7. The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

(C) PORTFOLIO POLICIES

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

REPURCHASE AGREEMENTS

      The Portfolio may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio's assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      The Portfolio may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolio purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Portfolio to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

      The Portfolio may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Portfolio may realize short-term profits or losses upon the sale of such commitments.

      These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

OTHER MONEY MARKET FUNDS

      As an efficient means of carrying out the investment policies, the Portfolio may invest in the securities of other money market funds. A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees. As a result, any investment by the Portfolio in shares of other money market funds may duplicate certain shareholder expenses.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 75% of its total assets, the Portfolio will not invest more than 5% of its total assets in securities of any one issuer (other than U.S. Government Securities).

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 25% of the Portfolio's total assets would be invested in the securities of such industry.

6. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate.

7.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the securities held by the Portfolio will not constitute a violation of such limitation.

ITEM 13. MANAGEMENT OF THE PORTFOLIO

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The management and affairs of the Portfolio are supervised by the Board of Trustees of the Trust. The Board consists of eight individuals, five of whom are not "interested" persons of the Portfolio as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Portfolio's investors and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Portfolio and appoint the officers who conduct the daily business of the Portfolio. Officers and Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. "Interested" Trustees are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999); President
                                                                       and Chairman of the Board of Kinetics
                                                                       Mutual Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34             Trustee          Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present);
Valhalla, NY  10595                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46             Trustee          President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present);
New York, NY  10173                                                    Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36             Trustee          Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36             Trustee          Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present);
Stonybrook, NY  11790                                                  Director, Kinetics Mutual Funds, Inc.
                                                                       (1999 to Present); Leon D. Alpern & Co.
                                                                       (1985 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37             Trustee          Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present); Director, Kinetics Mutual
Long Beach, NY  11561                                                  Funds, Inc. (1999 to Present); Gabor &
                                                                       Gabor (1995 to 1997).
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45             Trustee          Senior Vice President, Marketing & Sales,
One State Street                                                       IBJ Whitehall Financial Group, a
New York, NY  10004                                                    financial services company (1999 to
                                                                       Present); Director, Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); formerly
                                                                       President, J.E. Breslin & Co., an
                                                                       investment management consulting firm
                                                                       (1994 to 1999.
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68             Trustee          Director, Kinetics Mutual Funds, Inc.
31 Hemlock Drive                                                       (1999 to Present); Retired; Senior
Sleepy Hollow, NY  10591                                               Advisor, Long Term Credit Bank of Japan,
                                                                       Ltd.; Executive Vice President, LTCB
                                                                       Trust Company;
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer of the Trust   Management (1999 to Present); Vice
New York, NY  10173                                                    President and Treasurer Kinetics Mutual
                                                                       Funds, Inc. (1999 to Present); President
                                                                       & Director of Business. Development,
                                                                       Vista Fund Distributors, Inc. (1995 to
                                                                       1999); Managing Director, Forum Financial
                                                                       Group, a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION

Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust , Kinetics Mutual Funds, Inc. or Kinetics Asset Management, Inc. receive an aggregate annual fee of $15,000 per year for their services as Trustees or directors of all open-end investment companies distributed by Kinetics Funds Distributors, Inc. and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman.. Payment of the annual fees is allocated among such investment companies based on their relative net assets. Payment of meeting fees are allocated only among those investment companies to which such meetings relate. The "interested" Trustees of the Portfolio receive no compensation for their service as Trustees. None of the executive officers receive compensation from the Portfolio. The following tables provide compensation information for the Trustees for the year-ended December 31, 1999.

                                               KINETICS PORTFOLIOS TRUST
                                                  COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen                      None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Mutual Funds, Inc.

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

ITEM 14.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

(A) CONTROL PERSONS & (B) PRINCIPAL HOLDERS

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the commencement of investment operations, the Portfolio could be deemed to be under the control of The Kinetics Government Money Market Fund, a series of Kinetics Mutual Funds, Inc. and the sole investor in the Portfolio as of the date of this SAI. Similarly, as of such time, Kinetics Mutual Funds, Inc. through its series, The Internet Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, The Small Cap Opportunities Fund, The Middle East Growth Fund, The Medical Fund, and The Kinetics Government Money Market Fund (each a "Fund" and collectively the "Funds"), was the owner of 100% of the value of the outstanding interests in the Trust. Any investor owning more than 50% of the value of the outstanding interests in the Portfolio may take actions without the approval of any other investor who invests in the Portfolio.

Kinetics Mutual Funds, Inc. has informed the Trust that whenever of The Kinetics Government Money Market Fund is requested to vote on a matter pertaining to the Portfolio, The Kinetics Government Money Market Fund will hold a meeting of its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by The Kinetics Government Money Market Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolio, if any, will follow the same or a similar practice, although, as of May 1, 2000, there were no other investors in the Portfolio.

(c) Management Ownership

MANAGEMENT OWNERSHIP

The percentage of the Portfolio's interests owned or controlled by the executive officers and Trustees of the Portfolio and the Trust is less than 1% of the interests of the Portfolio.

ITEM 15. INVESTMENT ADVISORY AND OTHER SERVICES

(A) INVESTMENT ADVISER

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000 the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement will remain in effect for a term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor "interested" persons as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

(B) PRINCIPAL UNDERWRITER

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

(C) SERVICES PROVIDED BY THE INVESTMENT ADVISER AND PORTFOLIO EXPENSES PAID BY THIRD PARTIES

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 0.50% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, transfer agent and Portfolio accountant are paid by the Portfolio.

(D) SERVICE AGREEMENTS

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Portfolio. Under an Administrative Services Agreement with the Portfolio, Kinetics will be entitled to receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Portfolio's accountant and transfer agent. As such, Firstar provides certain investor services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain investors' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Independent Public Accountants
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin has been selected as the independent auditor for the Trust for the year ending December 31, 2000. Their services include examination of the Trust's financial statements and the performance of other related audit and tax services.

ITEM 16. BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

ITEM 17. CAPITAL STOCK AND OTHER SECURITIES

(a) Capital Stock

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to vote in proportion to the amount of its investment in the Portfolio. Voting rights are non-cumulative.

Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or
(2) investors holding at least 10% of the interests in a Portfolio (if the meeting relates solely to that Portfolio), or investors holding at least 10% of the aggregate interests in the Trust (if the meeting relates to the Trust and not specifically to a Portfolio) requests in writing a meeting of investors. Changes in fundamental policies or limitations will be submitted to investors for approval.

The Trust is organized as a business trust under the laws of the State of Delaware. Investors in a Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by the Trust in the event that there is imposed upon an investor a greater portion of the liabilities and obligations than its proportionate beneficial interest in the Portfolio. The Declaration of Trust also provides that, subject to the provisions of the 1940 Act, the Trust may maintain insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Portfolio, investors, Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets.

ITEM 18. PURCHASE, REDEMPTION AND PRICING OF SHARES

(A) PURCHASE OF SHARES

PURCHASE OF SHARES
--------------------------------------------------------------------------------


Shares of beneficial interest in the Portfolio are sold without a sales load, at the NAV next determined after an order is received by the Portfolio. Shares in the Portfolio are sold solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, insurance company separate accounts, and certain qualified pension and retirement plans. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

There is no minimum initial or subsequent investment in the Portfolio. The Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

(C)  REDEMPTION OF SHARES

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

An investor in the Portfolio may redeem all or any portion of its investment at the NAV next determined after a redemption request in good order is received by the Portfolio. The proceeds of a redemption will be paid by the Portfolio in federal funds normally on the Business Day that the redemption is effected, but in any event within three business days, except as extensions may be permitted by law.

The Portfolio reserves the right to pay redemptions in kind. Unless requested by an investor or deemed by the Adviser to be in the best interests of the investors in the Portfolio as a group, the Portfolio will not pay a redemption in kind to an investor, except in situations where that investor may pay redemptions in kind.

The right of any investor to receive payment with respect to any redemption may be suspended, or the payment of the redemption proceeds postponed, during any period in which the NYSE is closed or trading on the NYSE is restricted or to the extent otherwise permitted by the 1940 Act.

(B) OFFERING PRICE

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at net asset value per share ("NAV"), which is determined by the Fund as of 12:00 p.m. Eastern time each day the New York Stock Exchange ("NYSE") is open for unrestricted business. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund and the Portfolio of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

ITEM 19. TAXATION OF THE PORTFOLIO

TAXES
--------------------------------------------------------------------------------

The Portfolio will be classified for federal income tax purposes as a partnership that is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each Interestholder in the Portfolio is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

A holder of beneficial interest in the Portfolio (an "Interestholder") is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for, among other things, purposes of determining whether the Interestholder satisfies the requirements to qualify as a regulated investment company ("RIC"). Accordingly, the Portfolio intends to conduct its operations so that its Interestholders that invest substantially all of their assets in the Portfolio and intend to qualify as RICs should be able to satisfy all those requirements.

Distributions to an Interestholder from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Interestholder's recognition of any gain or loss for federal income tax purposes, except that: (1) gain will be recognized to the extent any cash that is distributed exceeds the Interestholder's basis for its interest in the Portfolio before the distribution; (2) income or gain will be recognized if the distribution is in liquidation of the Interestholder's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; (3) loss will be recognized to the extent that a liquidation distribution consisting solely of cash and/or unrealized receivables is less than the Interestholder's basis for its interest in the Portfolio prior to the distribution; and (4) gain or loss may be recognized on a distribution to an Interestholder that contributed property to the Portfolio. An Interestholder's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property it invests in the Portfolio, increased by the Interestholder's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Interestholder and (b) the Interestholder's share of the Portfolio's losses.

The income tax and estate tax consequences to a non-U.S. Interestholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. Interestholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Non-U.S. Interestholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

The foregoing discussion relates only to federal income tax law. Income from the Portfolio also may be subject to foreign, state and local taxes, and their treatment under foreign, state and local income tax laws may differ from the federal income tax treatment. Interestholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.

ITEM 20. UNDERWRITERS

PRIVATE PLACEMENT AGENT

Kinetics Funds Distributor, Inc. ("KFDI"), serves as the private placement agent for the shares of the Portfolio on a best efforts basis. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Beneficial interests in the Portfolio are issued continuously.

ITEM 21. CALCULATION OF PERFORMANCE DATA

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

(1) AVERAGE ANNUAL TOTAL RETURN QUOTATION

TOTAL RETURN

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

(2) Yield Quotation

YIELD

Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Portfolio's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Portfolio may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio.

COMPARISON OF PORTFOLIO PERFORMANCE

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Portfolio may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an unmanaged mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

ITEM 22. FINANCIAL STATEMENTS

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


ASSETS


Cash                                                          $ 100,000

NET ASSETS                                                    $ 100,000

Kinetics Portfolios Trust

FINANCIAL STATEMENT
APRIL 27, 2000

Report of Independent Accountants

To the Shareholder and Board of Trustees of Kinetics Portfolios Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Kinetics Portfolios Trust (hereafter referred to as the "Trust") at April 27, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

April 27, 2000
KINETICS PORTFOLIOS TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF APRIL 27, 2000

    The accompanying notes are an integral part of this financial statement.

[OBJECT OMITTED]
KINETICS PORTFOLIOS TRUST
NOTES TO FINANCIAL STATEMENT
AS OF APRIL 27, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Internet Infrastructure Portfolio, The Medical Portfolio, The Kinetics Government Money Market Portfolio, The Small Cap Opportunities Portfolio and The Middle East Growth Portfolio (the "Portfolios"). Pursuant to the 1940 Act, the Portfolios are "non-diversified" series of the Trust. The Trust has had no operations other than the contribution by Kinetics Asset Management, Inc., the Portfolios' Adviser ("Adviser"), of $100,000, representing a beneficial interest in the Trust. The Portfolios have had no operations through April 27, 2000. On April 28, 2000, the Trust intends to distribute the Adviser's $100,000 contribution to the Portfolios, at which time the Adviser will become a partner in each of the Portfolios. In addition, on April 28, 2000 various feeder funds ("Funds") sponsored by the Adviser will invest their investable assets in the corresponding Portfolios under a master-feeder capital structure.

2. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Trust have been absorbed by the Funds prior to their conversion to the master-feeder capital structure. Accordingly, no statement of operations of the Trust has been provided.

FEDERAL INCOME TAXES

Each Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Portfolios will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

1.

3. INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of the Agreement, the Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of the Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Portfolio's average daily net assets.

The Adviser also serves as administrator to the Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Portfolios, the Adviser receives an annual administration fee equal to 0.10% of the Portfolio's average daily net assets from which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual
Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolios by Firstar.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



                            KINETICS PORTFOLIOS TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) CERTIFICATE OF TRUST AND DECLARATION OF TRUST1

(b) BY-LAWS1

(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS. Incorporated by reference to the Declaration of Trust and the By-Laws.

(d) INVESTMENT ADVISORY AGREEMENTS between Registrant, on behalf of each series, and Kinetics Asset Management, Inc.1

(e) UNDERWRITING CONTRACTS. Not Applicable

(f) BONUS OR PROFIT SHARING CONTRACTS. Not applicable.

(g) CUSTODIAN CONTRACT between Registrant and Firstar Bank, N.A. to be filed by subsequent amendment.

(h) OTHER MATERIAL CONTRACTS

     (1) ADMINISTRATIVE SERVICES AGREEMENT between Registrant and Kinetics Asset Management, Inc.1

     (2) FUND ACCOUNTING SERVICING AGREEMENT between Registrant and Firstar Mutual Fund Services, LLC. to be filed by subsequent amendment.

     (3) TRANSFER AGENT AGREEMENT between Registrant and Firstar Mutual Fund Services, LLC to be filed by subsequent amendment.

     (4) AGREEMENT OF THE JOINT INSUREDS between Registrant and The Internet Fund, Inc.

     (5) PLACEMENT AGENCY Agreement between Registrant and Kinetics Funds Distributors, Inc.1

(i) LEGAL OPINION

     (1) OF SPITZER & FELDMAN P.C. (TRUST COUNSEL)1

     (2) OF RICHARDS, LAYTON & FINGER ON MATTERS PERTAINING TO DELAWARE LAW1

(j) OTHER OPINIONS.

     (1) CONSENT OF AUDITORS 1

(k) OMITTED FINANCIAL STATEMENTS. Not applicable.

(l) INITIAL CAPITAL UNDERSTANDING. Not Applicable.

(m) RULE 12B-1 PLAN. Not applicable.

(n) FINANCIAL DATA SCHEDULES - Not applicable.

(o) RULE 18F-3 PLAN. Not applicable.


1 Filed Herewith.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

                  Besides serving as investment adviser to the Portfolios and to Kinetics Mutual Funds, Inc., the Adviser is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Part B of this Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS:

                  (a) As of the date of filing, Kinetics Funds Distributor, Inc.
                      ("KFDI"), the private placement agent for shares of the Registrant, also serves as the Co-Distributor of the shares of common stock of Kinetics Mutual Funds, Inc.

                  (b) To the best of Registrant's knowledge, as of the date of filing, Lee W. Schultheis is the President and sole director of KFDI. The address of KFDI is 1311 Mamaroneck Avenue, White Plains, New York 10605. Mr. Schultheis is the Vice President and Treasurer of the Registrant.

                  (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

RECORDS RELATING TO:                         ARE LOCATED AT:
--------------------                         ---------------
(1)  Registrant's portfolio accounting       Firstar Mutual Funds Services, LLC
servicing agent, and sub-administrator       615 East Michigan Street
                                             Milwaukee, Wisconsin 53202
(2)  Registrant's investment adviser,        Kinetics Asset Management, Inc
administrator                                1311 Mamaroneck Avenue
                                             White Plains, NY 10605

(3)  Registrant's custodian                  Firstar Bank, N.A.
                                             777 E. Wisconsin Avenue
                                             Milwaukee, WI 53202

ITEM 29. MANAGEMENT SERVICES:

                  Not applicable.

ITEM 30. UNDERTAKINGS:

                  Not applicable.


                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant, KINETICS PORTFOLIOS TRUST, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of White Plains and State of New York, on the 28th day of April, 2000.

                            KINETICS PORTFOLIOS TRUST

                              /S/ STEVEN R. SAMSON
                              --------------------
                           Steven R. Samson, President